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Conseco Series Trust
December 31, 2002

Annual Report

                                                   Conseco 20 Focus Portfolio
                                                             Equity Portfolio
                                                           Balanced Portfolio
                                                         High Yield Portfolio
                                                       Fixed Income Portfolio
                                              Government Securities Portfolio
                                                       Money Market Portfolio

CONSECO SERIES TRUST
TABLE OF CONTENTS

2002 ANNUAL REPORT

================================================================================

A Message from the President .............................................    2
Statements of Assets and Liabilities .....................................    4
Statements of Operations .................................................    4
Statements of Changes in Net Assets ......................................    6


CONSECO 20 FOCUS PORTFOLIO

   Portfolio Manager's Review ............................................    8
   Schedule of Investments ...............................................    9


EQUITY PORTFOLIO

   Portfolio Manager's Review ............................................   10
   Schedule of Investments ...............................................   11


BALANCED PORTFOLIO

   Portfolio Managers' Review ............................................   18
   Schedule of Investments ...............................................   19


HIGH YIELD PORTFOLIO

   Portfolio Managers' Review ............................................   28
   Schedule of Investments ...............................................   29


FIXED INCOME PORTFOLIO

   Portfolio Managers' Review ............................................   34
   Schedule of Investments ...............................................   35


GOVERNMENT SECURITIES PORTFOLIO

   Portfolio Manager's Review ............................................   41
   Schedule of Investments ...............................................   42


MONEY MARKET PORTFOLIO

   Portfolio Manager's Review ............................................   45
   Schedule of Investments ...............................................   46

Notes to Financial Statements ............................................   48
Financial Highlights .....................................................   52
Report of Independent Accountants ........................................   59
Board of Trustees ........................................................   60

   This report is for the information of Conseco Series Trust contract owners. It is authorized for distribution to other persons only when preceded, or accompanied by, a current prospectus that contains more complete information, including charges and expenses.

CONSECO SERIES TRUST
A MESSAGE FROM THE PRESIDENT

Dear Contractholder:

   I am pleased to share with you the Annual Report for the Conseco Series Trust through December 31, 2002. I encourage you to read the portfolio managers' reviews to gain insight into the direction of the Portfolios and their performance during the year.

THE MORNING(S) AFTER
   The "New Economy" party of the 1990's was one for the ages. It will surely be viewed as the defining event of the era. As with any good party, stories of overindulgence, foolish behavior and wanton disregard for consequences are legion, and have, in this case, been amply chronicled. Ad nauseam. Adding to the nauseam of the seemingly unending explanations is the inevitable hangover that hits when the party ended. Revelers partied too hard for too long, and now must pay. To make matters worse, throw the beating of war drums, the stench of scandal and the threat of terrorism into the noxious mix, and we got the mother of all morning afters.

   Rarely has our country's psychological mood swung as violently from one extreme to another as it has in the last few years. But one thing we must keep in mind as we struggle to recover from this hangover; this too shall pass.

PORTFOLIO PERFORMANCE
   There has never been a more critical time for analysts to truly know the companies they own, as unprecedented volatility in both equity and fixed income markets challenge even the savviest of investors. As corporate America and consumers continue to delever, Conseco Capital Management's ("CCM") fixed-income research team continues to sift through companies, looking for the best opportunities in the marketplace. By meeting with senior management, competitors, distributors, and suppliers, our analysts, traders, and portfolio managers are able to work as one to find the best securities for your portfolio.

   The high yield, or below investment grade, bond marketplace has been decimated with high default rates, corporate scandals, as well as illiquidity for several years. These problems caused many high yield bonds to be oversold, and prompted a flight to quality into the Treasury bond market through the first three quarters of 2002. As the equity markets rebounded in the fourth quarter, high yield bonds posted one of their best quarters. The High Yield Portfolio returned 13.07% for the fourth quarter.(1)

   The Equity Portfolio continued strong performance against its mid-cap equity peers as it outperformed its benchmark for the trailing one, three, and five-year periods. The Portfolio posted a trailing five-year annualized return of 6.61% as of December 31, 2002.(1) Sub-advised by Chicago Equity Partners, LLP, the Portfolio maintains a sector-neutral approach and does not try to time the market.

   The Conseco 20 Focus Portfolio held true to its investment style and philosophy in 2002. Sub-advised by Oak Associates, ltd., this Portfolio maintains a high concentration, with approximately 20 stocks in its portfolio. The Portfolio typically will invest in only those sectors of the marketplace showing the highest long-term growth rates: technology, financials, and health care stocks. Its investment philosophy is one of the most disciplined approaches on Wall Street, maintaining a buy-and-hold strategy even during periods of panic selling. Portfolios of this nature, by design, depreciate faster than the market during a bear market.

VOLATILITY CAN BE YOUR FRIEND
   The recent market volatility has been challenging to both mutual fund investors and portfolio managers alike. One way for investors to maintain discipline during these volatile times is through the use of dollar cost averaging. Making systematic purchases can help minimize the risk of the moment. And as always, we recommend you seek the advice of an advisor.

   Thank you for your continued support and confidence. We are committed to providing first class services to you, and look forward to meeting your future investment needs.

Sincerely,

Maxwell E. Bublitz, CFA
President & Trustee
Conseco Series Trust

President & CEO
Conseco Capital Management, Inc.

--------------------------------------------------------------------------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

CONSECO SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2002

====================================================================================================================================
                                                                                              CONSECO
                                                                                              20 FOCUS                 EQUITY
                                                                                              PORTFOLIO               PORTFOLIO
====================================================================================================================================
ASSETS:
   Investments in securities at cost.........................................               $ 1,003,327              $185,387,225
------------------------------------------------------------------------------------------------------------------------------------
   Investments in securities at value (Note 2)...............................               $   909,269              $182,627,492
   Interest and dividends receivable.........................................                     1,075                   169,621
   Receivable for securities sold............................................                        --                   154,105
   Receivable for shares sold................................................                         4                        --
   Cash......................................................................                       419                    33,667
   Prepaid assets............................................................                        --                    11,009
------------------------------------------------------------------------------------------------------------------------------------
     Total assets............................................................                   910,767               182,995,894
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
   Payable to Conseco, Inc. and subsidiaries.................................                     3,134                   185,407
   Accrued expenses..........................................................                     9,749                    77,625
   Payable for shares redeemed...............................................                        --                   231,407
   Payable upon return of securities on loan.................................                        --                33,620,064
------------------------------------------------------------------------------------------------------------------------------------
     Total liabilities.......................................................                    12,883                34,114,503
------------------------------------------------------------------------------------------------------------------------------------
       Net assets............................................................               $   897,884              $148,881,391
====================================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital...........................................................               $ 5,242,896              $200,628,399
   Accumulated undistributed net investment income (loss)....................                        --                        --
   Accumulated undistributed net realized loss on investments................                (4,250,954)              (48,987,275)
   Net unrealized appreciation (depreciation) on investments.................                   (94,058)               (2,759,733)
------------------------------------------------------------------------------------------------------------------------------------
       Net assets............................................................               $   897,884              $148,881,391
====================================================================================================================================
Shares outstanding (unlimited shares authorized).............................                   412,292                 9,975,710
Net asset value, redemption price and
   offering price per share..................................................               $      2.18              $      14.92
====================================================================================================================================


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================
                                                                                              CONSECO
                                                                                              20 FOCUS                 EQUITY
                                                                                              PORTFOLIO               PORTFOLIO
====================================================================================================================================
INVESTMENT INCOME:
   Interest..................................................................               $     3,245              $     41,532
   Dividends.................................................................                    10,281                 2,694,663
   Other income..............................................................                        --                    70,498
------------------------------------------------------------------------------------------------------------------------------------
     Total investment income.................................................                    13,526                 2,806,693
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees..................................................                    16,419                 1,280,229
   Distribution fees.........................................................                     5,864                   492,396
   Administration fee........................................................                     2,789                   235,413
   Custody fees..............................................................                    12,940                    23,016
   Audit fees................................................................                     4,098                    64,131
   Reports - printing........................................................                     1,703                    94,756
   Director fees and expenses................................................                       869                    40,564
   Insurance.................................................................                       168                     2,150
   Legal.....................................................................                       701                    19,142
   Other.....................................................................                       457                    12,764
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses..........................................................                    46,008                 2,264,561
------------------------------------------------------------------------------------------------------------------------------------
Less expense reductions and reimbursements (Note 3)..........................                   (19,034)                  (98,019)
------------------------------------------------------------------------------------------------------------------------------------
     Net expenses............................................................                    26,974                 2,166,542
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)............................................                   (13,448)                  640,151
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains (losses) on sales of investments.......................                (1,851,492)               (8,375,874)
   Net change in unrealized appreciation or depreciation on investments......                  (142,936)              (19,398,052)
------------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gains (losses) on investments...............                (1,994,428)              (27,773,926)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations........................               $(2,007,876)             $(27,133,775)
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================
                               HIGH                                              GOVERNMENT                   MONEY
   BALANCED                    YIELD                 FIXED INCOME                SECURITIES                   MARKET
   PORTFOLIO                 PORTFOLIO                 PORTFOLIO                 PORTFOLIO                  PORTFOLIO
=======================================================================================================================
$ 50,848,503                $ 6,296,036               $42,045,511               $52,142,355                $73,106,124
-----------------------------------------------------------------------------------------------------------------------
$ 46,810,541                $ 5,938,308               $42,839,096               $53,062,616                $73,106,124
     398,152                    104,124                   572,564                   294,432                     40,343
     219,000                         --                        --                        --                         --
          --                         --                   180,675                        --                         --
       1,023                  4,034,222                       880                     7,455                 23,100,201
       4,706                      2,388                     2,694                     3,384                      7,328
-----------------------------------------------------------------------------------------------------------------------
  47,433,422                 10,079,042                43,595,909                53,367,887                 96,253,996
-----------------------------------------------------------------------------------------------------------------------
      55,874                      8,931                    44,212                    49,604                     27,187
      30,101                      9,188                    26,836                    13,553                     42,380
      39,829                    858,809                    47,681                   444,728                    417,247
   2,853,023                         --                 1,520,240                11,184,122                         --
-----------------------------------------------------------------------------------------------------------------------
   2,978,827                    876,928                 1,638,969                11,692,007                    486,814
-----------------------------------------------------------------------------------------------------------------------
 $44,454,595                $ 9,202,114               $41,956,940               $41,675,880                $95,767,182
=======================================================================================================================
$ 64,531,754                $10,269,643               $43,557,353               $40,753,586                $95,771,644
          --                     (4,665)                       --                     3,060                         --
 (16,039,197)                  (705,136)               (2,393,998)                   (1,027)                    (4,462)
  (4,037,962)                  (357,728)                  793,585                   920,261                         --
-----------------------------------------------------------------------------------------------------------------------
$ 44,454,595                $ 9,202,114               $41,956,940               $41,675,880                $95,767,182
=======================================================================================================================
   4,336,397                  1,038,440                 4,344,016                 3,460,231                 95,771,644

$      10.25                $      8.86               $      9.66               $     12.04                $      1.00
=======================================================================================================================

=======================================================================================================================
                                 HIGH                                           GOVERNMENT                    MONEY
   BALANCED                      YIELD                FIXED INCOME              SECURITIES                   MARKET
   PORTFOLIO                   PORTFOLIO                PORTFOLIO                PORTFOLIO                  PORTFOLIO
=======================================================================================================================
  $1,948,568                  $ 703,517               $ 3,456,261               $ 1,783,662                $ 2,016,967
     511,223                      4,680                        --                        --                         --
       7,117                      2,085                    26,473                    55,215                         --
-----------------------------------------------------------------------------------------------------------------------
   2,466,908                    710,282                 3,482,734                 1,838,877                  2,016,967
-----------------------------------------------------------------------------------------------------------------------

     381,216                     49,220                   255,767                   194,617                    599,118
     146,622                     17,578                   127,884                    97,309                         --
      70,079                      8,413                    61,168                    46,671                    143,844
      25,104                     15,125                    15,204                     4,162                      2,531
      20,766                      5,303                    17,899                    12,956                     34,045
      28,606                      3,918                    25,590                    14,918                     53,062
      12,195                      1,640                     9,878                     6,431                     21,482
         947                        197                       711                       470                      1,898
      19,142                      5,862                       706                     5,529                      4,035
       3,163                      1,065                     2,629                     1,940                      6,115
-----------------------------------------------------------------------------------------------------------------------
     694,560                    103,165                   522,259                   383,509                    874,558
-----------------------------------------------------------------------------------------------------------------------
     (49,725)                   (22,304)                  (36,301)                  (13,736)                  (335,352)
-----------------------------------------------------------------------------------------------------------------------
     644,835                     80,861                   485,958                   369,773                    539,206
-----------------------------------------------------------------------------------------------------------------------
   1,822,073                    629,421                 2,996,776                 1,469,104                  1,477,761
-----------------------------------------------------------------------------------------------------------------------

  (9,362,089)                  (389,765)               (1,648,017)                1,003,463                     (4,462)
    (955,704)                  (188,355)                  616,503                   858,269                         --
-----------------------------------------------------------------------------------------------------------------------
 (10,317,793)                  (578,120)               (1,031,514)                1,861,732                     (4,462)
-----------------------------------------------------------------------------------------------------------------------
$ (8,495,720)                  $ 51,301               $ 1,965,262               $ 3,330,836                $ 1,473,299
=======================================================================================================================


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31,

====================================================================================================================================
                                                                                     CONSECO 20 FOCUS              EQUITY
                                                                                         PORTFOLIO                PORTFOLIO
                                                                               -------------------------   -------------------------

                                                                                   2002         2001         2002          2001
====================================================================================================================================
OPERATIONS:
   Net investment income (loss)..............................................$   (13,448)  $  (13,464)  $    640,151  $    965,335
   Net realized gains (losses) on sale of investments........................ (1,851,492)  (1,614,149)    (8,375,874)  (39,916,833)
   Net change in unrealized appreciation or depreciation on investments......   (142,936)     712,751    (19,398,052)    6,829,112
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) from operations............................... (2,007,876)    (914,862)   (27,133,775)  (32,122,386)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   Dividends to shareholders from net investment income......................         --           --       (576,255)     (965,335)
   Distributions to shareholders of net capital gains........................         --           --             --      (777,376)
   Distributions to shareholders in excess of net investment income..........         --           --             --          (275)
------------------------------------------------------------------------------------------------------------------------------------
       Net decrease from dividends and distributions.........................         --           --       (576,255)   (1,742,986)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold............................................................... 11,404,503   11,850,613     22,777,278    17,549,808
   Reinvested dividends and distributions....................................         --           --        576,255     1,742,986
   Shares redeemed...........................................................(11,560,635) (11,554,805)   (80,744,949)  (60,645,530)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) from capital share transactions...............   (156,132)     295,808    (57,391,416)  (41,352,736)
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets............................... (2,164,008)    (619,054)   (85,101,446)  (75,218,108)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period.......................................................  3,061,892    3,680,946    233,982,837   309,200,945
   End of period.............................................................   $897,884   $3,061,892   $148,881,391  $233,982,837
------------------------------------------------------------------------------------------------------------------------------------
   Including undistributed net investment income (loss) of...................$        --   $       --   $         --  $         --

SHARE DATA
   Shares sold...............................................................  3,646,620    2,098,529      1,303,800       949,459
   Reinvested dividends and distributions....................................         --           --         38,623       100,751
   Shares redeemed........................................................... (3,903,198)  (1,863,659)    (4,891,706)   (3,435,148)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)...............................................   (256,578)     234,870     (3,549,283)   (2,384,938)
------------------------------------------------------------------------------------------------------------------------------------
   Shares Outstanding
       Beginning of period...................................................    668,870      434,000     13,524,993    15,909,931
       End of period.........................................................    412,292      668,870      9,975,710    13,524,993
====================================================================================================================================

  The accompanying notes are an integral part of these financial statements.

          BALANCED                  HIGH YIELD               FIXED INCOME              GOVERNMENT                MONEY MARKET
         PORTFOLIO                  PORTFOLIO                 PORTFOLIO           SECURITIES PORTFOLIO             PORTFOLIO
 -------------------------  ------------------------- -----------------------------------------------------------------------------

     2002         2001          2002        2001         2002          2001         2002         2001         2002         2001
====================================================================================================================================
 $  1,822,073 $  2,392,739  $  629,421   $  658,954  $  2,996,776 $  2,949,472  $  1,469,104 $  1,233,122  $ 1,477,761 $  4,112,174
   (9,362,089)  (6,654,768)   (389,765)    (311,235)   (1,648,017)     503,359     1,003,463      522,420       (4,462)      20,934
     (955,704)  (1,269,788)   (188,355)    (175,497)      616,503       30,124       858,269     (356,612)          --           --
------------------------------------------------------------------------------------------------------------------------------------
   (8,495,720)  (5,531,817)     51,301      172,222     1,965,262    3,482,955     3,330,836    1,398,930    1,473,299    4,133,108
------------------------------------------------------------------------------------------------------------------------------------

   (1,821,764)  (2,392,676)   (634,033)    (665,163)   (2,995,063)  (2,948,444)   (1,463,827)  (1,230,564)  (1,477,761)  (4,112,174)
           --       (7,142)         --           --      (367,983)          --      (886,774)          --      (20,934)          --
           --           --          --           --            --           --            --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
   (1,821,764)  (2,399,818)   (634,033)    (665,163)   (3,363,046)  (2,948,444)   (2,350,601)  (1,230,564)  (1,498,695)  (4,112,174)
------------------------------------------------------------------------------------------------------------------------------------

    2,929,860   14,310,975  27,006,765   17,642,570    17,678,691   34,824,559    86,411,906   31,610,637  961,304,943  502,042,806
    1,821,764    2,399,818     634,033      665,163     3,363,046    2,948,444     2,350,601    1,230,564    1,498,694    4,112,174
  (21,614,722) (12,499,213)(24,947,357) (14,763,686)  (38,335,621) (15,091,638)  (79,334,258) (20,575,573)(996,540,834)(473,262,578)
------------------------------------------------------------------------------------------------------------------------------------
  (16,863,098)   4,211,580   2,693,441    3,544,047   (17,293,884)  22,681,365     9,428,249   12,265,628  (33,737,197)  32,892,402
------------------------------------------------------------------------------------------------------------------------------------
  (27,180,582)  (3,720,055)  2,110,709    3,051,106   (18,691,668)  23,215,876    10,408,484   12,433,994  (33,762,593)  32,913,336
------------------------------------------------------------------------------------------------------------------------------------

   71,635,177   75,355,232   7,091,405    4,040,299    60,648,608   37,432,732    31,267,396   18,833,402  129,529,775   96,616,439
 $ 44,454,595 $ 71,635,177  $9,202,114   $7,091,405  $ 41,956,940 $ 60,648,608  $ 41,675,880 $ 31,267,396  $95,767,182 $129,529,775
====================================================================================================================================
 $         -- $         93  $   (4,665)  $   (6,209) $         -- $         60  $      3,060 $        128  $        -- $         --


      246,904    1,148,664   3,081,914    1,781,269     1,803,844    3,483,618     7,159,366    2,686,067  961,304,943  502,042,806
      167,117      194,611      72,616       68,236       346,879      289,942       196,351      104,754    1,498,694    4,112,174)
   (1,969,502)  (1,053,291) (2,880,648)  (1,486,077)   (3,945,707)  (1,522,771)   (6,568,161)  (1,750,305)(996,540,834)(473,262,578
------------------------------------------------------------------------------------------------------------------------------------
   (1,555,481)     289,984     273,882      363,428    (1,794,984)   2,250,789       787,556    1,040,516  (33,737,197)  32,892,402
------------------------------------------------------------------------------------------------------------------------------------
    5,891,878    5,601,894     764,558      401,130     6,139,000    3,888,211     2,672,675    1,632,159  129,508,841   96,616,439
    4,336,397    5,891,878   1,038,440      764,558     4,344,016    6,139,000     3,460,231    2,672,675   95,771,644  129,508,841
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
CONSECO 20 FOCUS PORTFOLIO

================================================================================
PORTFOLIO MANAGER'S REVIEW (UNAUDITED)

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARKS?
   The Conseco 20 Focus Portfolio posted a return of -52.40% for the year ended December 31, 2002. The benchmarks, the S&P 500 Index and the S&P MidCap 400 Index, returned -22.11% and -14.52%, respectively.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE   BETWEEN  THE  PORTFOLIO  AND  ITS
BENCHMARKS?
   The Portfolio's concentration in technology, financials and healthcare, which causes strong out-performance in a positive market environment, results in strong under-performance when the market is down. Typically, technology and financials outperform the market in an economic recovery and expansion; while more defensive industries like healthcare somewhat lag. As a result of this trend, technology and financials under-perform more in a bear environment, while healthcare performance is more flat. The market was down for the majority of 2002 causing the Portfolio to be negative for the year. The fourth quarter was positive for the Portfolio, revealing that its concentration in technology, financials, and healthcare provides powerful leverage in a more normal and positive market condition.

WHICH PORTFOLIO HOLDINGS MOST ENHANCED THE PORTFOLIO'S PERFORMANCE?
   The securities that held up the best for the year were Dell Computer Corp., Medtronic, Inc. and MBNA Corp.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?
   The portfolio securities that detracted most from performance for the year were Advent Software, Inc., McData Corp. and Atmel Corp.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?
   The S&P 500 closed the year at 880, 23% below the level it achieved when the economy "officially" exited the recession in 2001. This type of decline after the end of a recession and in the face of solid GDP growth is unusual, and leads us to conclude that the carnage we experienced in 2002 can best be explained by non-economic issues like terrorism, a war with Iraq, and corporate accounting scandals. Resolution to these issues will likely be found in the political realm rather than Wall Street. As investors, our attention is focused accordingly.

   Though we have been beaten up and bruised by three down years, the fourth year could be the charm. The markets should do well in 2003 provided that we find resolution to a number of the non-economic issues that plagued us in 2002. The corporate scandals are largely behind us, with a heightened degree of positive investor attention and executive focus on corporate governance issues. The conflict with Iraq will likely be resolved, while the war on terrorism will continue for many years to come. Resolution to these items, coupled with the recognition of improved profits and discovery of spendable cash flow by executives, will transition corporate attention away from spending cuts and towards investment and innovation.

Oak Associates, Ltd.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CONSECO 20 FOCUS PORTFOLIO AND THE S&P 500 INDEX AND THE S&P MIDCAP 400 INDEX

[Data below represents line chart in the printed piece]

              Conseco
DATE          20 Focus             Standard & Poor's           Standard & Poor's
              Portfolio            MidCap  400 Index               500 Index
--------------------------------------------------------------------------------
5/4/00          10000                   10000                        10000
12/31/00        8495.01                 11176.6                      9344.29
12/31/01        4588.11                 11112.3                      8234.83
12/31/02        2183.86                 9497.84                      6414.43


-----------------------------------
    Average Annual Total Return
-----------------------------------
   1 Year        Since Inception(1)
-----------------------------------
  (52.40%)           (43.56%)
-----------------------------------

(1) The Inception date of this portfolio was May 4, 2000. Past performance is not predictive of future performance. Performance does not include separate account expenses. Performance does not reflect the deduction of taxes that a contractholder would pay on portfolio distributions or the redemption of portfolio shares.

CONSECO SERIES TRUST
CONSECO 20 FOCUS PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002


================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (96.4%)

BUSINESS SERVICES (12.9%)
     3,600 Advent Software, Inc. (a) ..............................   $  49,068
       500 Microsoft Corp. (a) ....................................      25,850
     2,600 VERITAS Software Corp. (a) .............................      40,612
                                                                      ---------
                                                                        115,530
                                                                      ---------
CHEMICALS AND ALLIED PRODUCTS (8.3%)
       500 Eli Lilly & Co. ........................................      31,750
     1,400 Pfizer, Inc. ...........................................      42,798
                                                                      ---------
                                                                        74,548
                                                                      ---------
DEPOSITORY INSTITUTIONS (3.9%)
     1,000 Citigroup, Inc. ........................................      35,190
                                                                      ---------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (14.4%)
     1,300 Linear Technology Corp. ................................      33,436
     3,000 McData Corp. (a) .......................................      21,300
     1,000 Maxim Integrated Products, Inc. (a) ....................      33,040
     2,000 Xilinx, Inc. (a) .......................................      41,200
                                                                      ---------
                                                                        128,976
                                                                      ---------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (20.5%)
     2,900 Cisco Systems, Inc. (a) ................................      37,990
     1,900 Dell Computer Corp. (a) ................................      50,806
     8,700 EMC Corp. (a) ..........................................      53,418
     6,100 Juniper Networks, Inc. (a) .............................      41,480
                                                                      ---------
                                                                        183,694
                                                                      ---------
INSURANCE CARRIERS (5.1%)
       800 American International Group, Inc. .....................      46,280
                                                                      ---------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (6.6%)
     1,300 Medtronic, Inc. ........................................      59,280
                                                                      ---------
NON-DEPOSITORY CREDIT INSTITUTIONS (4.3%)
     2,050 MBNA Corp. .............................................      38,991
                                                                      ---------
SECURITY AND COMMODITY BROKERS (11.3%)
     5,300 Charles Schwab Corp. ...................................      57,505
     1,100 Morgan Stanley Dean Witter & Co. .......................      43,912
                                                                      ---------
                                                                        101,417
                                                                      ---------
SEMICONDUCTORS, RELATED DEVICES (4.3%)
     6,900 PMC-Sierra, Inc. (a) ...................................      38,364
                                                                      ---------
SPECIAL INDUSTRY MACHINERY (4.8%)
     3,300 Applied Materials, Inc. (a) ............................      42,999
                                                                      ---------
           TOTAL COMMON STOCK (COST $959,327) .....................     865,269
                                                                      ---------

SHORT-TERM INVESTMENTS (4.9%)
    44,000 Aim Government Tax Advantage ...........................      44,000
                                                                      ---------
           TOTAL SHORT-TERM INVESTMENTS (COST $44,000) ............      44,000
                                                                      ---------
           TOTAL INVESTMENTS (COST $1,003,327) (101.3%) ...........     909,269
                                                                      ---------
           Liabilities, less other assets (-1.3%) .................     (11,385)
                                                                      ---------
           TOTAL NET ASSETS (100.0%) ..............................   $ 897,884
                                                                      ---------
--------------------------------------------------------------------------------
(a) Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
EQUITY PORTFOLIO

================================================================================
PORTFOLIO MANAGER'S REVIEW (UNAUDITED)

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARK?

   The Equity Portfolio posted a return of -13.42% for the year ended December 31, 2002. The benchmark, the S&P 500 Index, returned -22.11%.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE PORTFOLIO AND ITS BENCHMARK?
   During the year, it was difficult to avoid the full negative impact to performance of this year's market. But, our ability to neutralize the risks where investors are not compensated over the long-term (i.e., sector rotation, market timing and capitalization bets) worked well for the Portfolio over the past year, although the Portfolio was not immune to stock specific risk. During the fourth quarter where the performance most lagged the benchmark, the market was rewarding companies over the short-term. These companies were lower quality and more expensive relative to their peers and typically would not be names that our Portfolio would hold.

WHICH PORTFOLIO HOLDINGS ENHANCED THE PORTFOLIO'S PERFORMANCE?
   Within the Portfolio, stock selection within the technology, financial and healthcare sectors were positive relative to the benchmark. The largest contributors to performance were overweight positions (relative to benchmark weight) in North Fork Bancorporation, Inc., General Growth Properties, Inc. and Entergy Corp.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?
   Within the Portfolio, stock selection in the energy, materials and consumer staples sectors were negative relative to the benchmark. The largest detractors to performance were underweight positions (relative to benchmark weight) in Nextel Communications, Inc. and Adobe Systems, Inc., along with an overweight position in IDEC Pharmaceuticals Corp.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?
   Going forward, the economy should turn in stronger and more consistent gains in 2003 than it did in 2002. Continued support from monetary and fiscal policy are key ingredients within the economy. Consumer spending is expected to register moderate advances and capital spending is expected to recover. As 2003 unfolds, investors are again concerned about war and a weak economy though earnings are expected to produce stronger gains. Valuations for many stocks--while not rock bottom--are at generally reasonable levels after the late-summer declines. The profit picture has stabilized which should bode well for equity markets in 2003. Overall, our philosophy will not change based on short-term trends or conditions in the market. Our goal is to add value through security selection, while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market.

Chicago Equity Partners, LLC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE EQUITY PORTFOLIO AND THE S&P 500 INDEX

[Data below represents line chart in the printed piece]

DATE                     Equity Portfolio                  S&P 500 Index
--------------------------------------------------------------------------------
12/31/92                      10000                           10000
12/31/93                      10856.7                         11007.9
12/31/94                      11074                           11154
12/31/95                      15091                           15345.1
12/31/96                      21887.6                         18867.7
12/31/97                      25971.3                         25165.2
12/31/98                      30038.7                         32357.2
12/31/99                      44830.9                         39162.8
12/31/00                      46039.6                         35604
12/31/01                      41305.2                         31376.7
12/31/02                      35761                           24440.5


-----------------------------------
    Average Annual Total Return
-----------------------------------
 1 Year      5 Years     10 Years
-----------------------------------
(13.42%)      6.61%       13.59%
-----------------------------------

Past performance is not predictive of future performance. Performance does not include separate account expenses. Performance does not reflect the deduction of taxes that a contractholder would pay on portfolio distributions or the redemptions of portfolio shares.

CONSECO SERIES TRUST
EQUITY PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (98.0%)

AGRICULTURE PRODUCTION, CROPS (0.3%)
    14,400 Dole Food Company, Inc. (a)...............................$  469,152
                                                                     ----------

AMUSEMENT AND RECREATION SERVICES (0.7%)
    28,400 Westwood One, Inc. (a).................................... 1,061,024
                                                                     ----------

APPAREL AND ACCESSORY STORES (0.4%)
    28,900 Abercrombie & Fitch Co.--Class A (a)......................   591,294
                                                                     ----------

APPAREL AND OTHER FINISHED PRODUCTS (1.1%)
    31,100 Jones Apparel Group, Inc. (a)............................. 1,102,184
    13,500 Ross Stores, Inc..........................................   572,265
                                                                     ----------
                                                                      1,674,449
                                                                     ----------

AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (0.9%)
    43,900 AutoNation, Inc. (a)......................................   551,384
    11,000 AutoZone, Inc. (a)........................................   777,150
                                                                     ----------
                                                                      1,328,534
                                                                     ----------
AUTOMOTIVE REPAIR, SERVICES, PARKING (0.5%)
    33,400 Ryder System, Inc.........................................   749,496
                                                                     ----------
BUILDING CONSTRUCTION, GENERAL CONTRACTORS AND OPERATIVE BUILDERS (1.7%)
    48,600 D.R. Horton, Inc..........................................   843,210
    19,400 Lennar Corp............................................... 1,001,040
    14,100 Pulte Homes, Inc..........................................   674,967
                                                                     ----------
                                                                      2,519,217
                                                                     ----------
BUSINESS SERVICES (9.1%)
    12,100 Activision, Inc. (a)......................................   176,539
    32,000 Computer Sciences Corp. (a)............................... 1,102,400
   108,800 Compuware Corp. (a).......................................   522,240
    51,000 Convergys Corp. (a).......................................   772,650
    17,400 Deluxe Corp...............................................   732,540
    18,200 Electronic Arts, Inc. (a).................................   905,814
     4,300 Expedia, Inc.--Class A (a)................................   287,800
    19,900 Fiserv, Inc. (a)..........................................   675,605
    36,800 GTECH Holdings Corp. (a).................................. 1,025,248
     6,500 Hotels.com--Class A (a)...................................   355,095
    27,400 Intuit, Inc. (a).......................................... 1,285,608
    18,200 Manpower, Inc.............................................   580,580
    11,400 Pixar, Inc. (a)...........................................   604,086
    19,300 Rent-A-Center, Inc. (a)...................................   964,035
    32,200 SunGard Data Systems, Inc. (a)............................   758,632
    35,300 Sybase, Inc. (a)..........................................   473,020
    28,600 Symantec Corp. (a)........................................ 1,158,586
    25,300 Synopsys, Inc. (a)........................................ 1,167,595
                                                                     ----------
                                                                     13,548,073
                                                                     ----------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

CHEMICALS AND ALLIED PRODUCTS (6.1%)
    28,300 Albemarle Corp............................................$  805,135
    18,200 Ashland, Inc..............................................   519,246
    15,800 Avery Dennison Corp.......................................   965,064
     4,100 Barr Laboratories, Inc. (a)...............................   266,869
    12,800 Biogen, Inc. (a)..........................................   512,768
    19,500 Chiron Corp. (a)..........................................   733,200
    16,300 Clorox Corp...............................................   672,375
     7,800 Diagnostic Products Corp..................................   301,236
    22,400 Ecolab, Inc............................................... 1,108,800
    28,600 Gilead Sciences, Inc. (a).................................   972,400
    12,400 Invitrogen Corp. (a)......................................   387,996
    34,700 Lubrizol Corp............................................. 1,058,350
    21,600 Mylan Laboratories, Inc...................................   753,840
                                                                     ----------
                                                                      9,057,279
                                                                     ----------
COAL MINING (0.5%)
    27,500 Peabody Energy Corp.......................................   803,825
                                                                     ----------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (1.8%)
    36,300 Advanced Fiber Communications, Inc. (a)...................   605,484
    42,500 Centurytel, Inc........................................... 1,248,650
    69,800 Nextel Communications, Inc. (a)...........................   806,190
                                                                     ----------
                                                                      2,660,324
                                                                     ----------
DEPOSITORY INSTITUTIONS (8.1%)
    41,800 First Tennessee National Corp............................. 1,502,292
    56,900 Greater Bay Bancorp.......................................   983,801
    30,700 GreenPoint Financial Corp................................. 1,387,026
    38,500 Hibernia Corp.............................................   741,510
    11,800 North Fork Bancorporation, Inc............................   398,132
    42,700 Regions Financial Corp.................................... 1,424,472
    45,900 SouthTrust Corp........................................... 1,140,615
    63,800 Sovereign Bancorp, Inc....................................   896,390
    56,350 Union Planters Corp....................................... 1,585,689
    29,200 UnionBanCal Corp.......................................... 1,146,684
    24,800 Webster Financial Corp....................................   863,040
                                                                     ----------
                                                                     12,069,651
                                                                     ----------
EATING AND DRINKING PLACES (1.8%)
    39,900 Applebee's International, Inc.............................   925,321
    25,100 Darden Restaurants, Inc...................................   513,295
    29,800 Viad Corp.................................................   666,030
    24,100 Yum! Brands, Inc. (a).....................................   583,702
                                                                     ----------
                                                                      2,688,348
                                                                     ----------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

EDUCATIONAL SERVICES (0.8%)
    20,300 Career Education Corp. (a)................................$  812,000
     9,700 University of Phoenix Online (a)..........................   347,648
                                                                     ----------
                                                                      1,159,648
                                                                     ----------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (6.7%)
     5,900 American Water Works, Inc.................................   268,332
    62,200 Entergy Corp.............................................. 2,835,698
    72,200 Equitable Resources, Inc.................................. 2,529,888
    54,509 FirstEnergy Corp.......................................... 1,797,162
    30,300 NiSource, Inc.............................................   606,000
    35,000 Questar Corp..............................................   973,700
    35,600 Wisconsin Energy Corp.....................................   897,120
                                                                     ----------
                                                                      9,907,900
                                                                     ----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (6.3%)
    49,300 American Power Conversion Co. (a).........................   746,895
    46,300 Andrew Corp. (a)..........................................   475,964
    22,300 Eastman Kodak Co..........................................   781,392
    15,600 Energizer Holdings, Inc. (a)..............................   435,240
    30,300 Integrated Circuit Systems, Inc. (a)......................   552,975
    42,000 Microchip Technology, Inc. (a)............................ 1,026,900
    29,300 Molex, Inc................................................   675,072
    42,200 National Semiconductor Corp. (a)..........................   633,422
    20,000 QLogic Corp. (a)..........................................   690,200
    41,000 Rockwell Collins, Inc.....................................   953,660
    36,100 Scana Corp................................................ 1,117,656
    28,800 UTStarcom, Inc. (a).......................................   571,104
    12,800 Whirlpool Corp............................................   668,416
                                                                     ----------
                                                                      9,328,896
                                                                     ----------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (0.6%)
    11,800 Cephalon, Inc. (a)........................................   574,282
    13,300 Pharmaceutical Product Development, Inc. (a)..............   389,291
                                                                     ----------
                                                                        963,573
                                                                     ----------
FABRICATED METAL PRODUCTS (0.9%)
    29,400 Fortune Brands, Inc....................................... 1,367,394
                                                                     ----------
FOOD AND KINDRED PRODUCTS (1.5%)
     8,400 Adolph Coors Co.--Class B.................................   514,500
    40,100 Coca-Cola Enterprises, Inc................................   870,972
    34,300 McCormick & Co., Inc......................................   795,760
                                                                     ----------
                                                                      2,181,232
                                                                     ----------
FURNITURE AND FIXTURES (1.4%)
    15,800 Johnson Controls, Inc..................................... 1,266,686
    23,500 Lear Corp. (a)............................................   782,080
                                                                     ----------
                                                                      2,048,766
                                                                     ----------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

GENERAL MERCHANDISE STORES (1.2%)
    24,200 Dillard's, Inc.--Class A..................................$  383,812
    38,200 Federated Department Stores, Inc. (a)..................... 1,098,632
    23,100 Foot Locker, Inc. (a).....................................   242,550
                                                                     ----------
                                                                      1,724,994
                                                                     ----------
HEALTH SERVICES (2.4%)
    20,800 Coventry Health Care, Inc. (a)............................   603,824
    16,900 Davita, Inc. (a)..........................................   416,923
    10,000 Express Scripts, Inc. (a).................................   480,400
    24,100 Fair Issac & Co., Inc..................................... 1,029,070
    11,300 Quest Diagnostics, Inc. (a)...............................   642,970
    13,600 Triad Hospitals, Inc. (a).................................   405,688
                                                                     ----------
                                                                      3,578,875
                                                                     ----------
HOME FURNITURE AND EQUIPMENT STORES (0.8%)
    34,400 Pier 1 Imports, Inc.......................................   651,192
    22,600 Williams-Sonoma, Inc. (a).................................   613,590
                                                                     ----------
                                                                      1,264,782
                                                                     ----------
HOTELS, OTHER LODGING PLACES (0.7%)
    31,000 Marriott International, Inc............................... 1,018,970
                                                                     ----------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (5.2%)
     8,700 CDW Computer Centers, Inc. (a)............................   381,495
    14,900 Diebold, Inc..............................................   614,178
    21,700 Donaldson Company, Inc....................................   781,200
     9,100 Emulex Corp. (a)..........................................   168,805
    39,800 Jabil Circuit, Inc. (a)...................................   713,216
    24,600 Lexmark International, Inc. (a)........................... 1,488,300
    27,800 Novellus Systems, Inc. (a)................................   780,624
    20,100 Parker-Hannifin Corp......................................   927,213
    56,300 Unisys Corp. (a)..........................................   557,370
    12,500 Varian Medical Systems, Inc. (a)..........................   620,000
    12,500 Zebra Technologies Corp.--Class A (a).....................   716,250
                                                                     ----------
                                                                      7,748,651
                                                                     ----------
INSURANCE CARRIERS (6.9%)
    15,953 Anthem, Inc. (a).......................................... 1,003,444
    21,280 Fidelity National Financial, Inc..........................   698,622
    17,900 Mid-Atlantic Medical Services, Inc. (a)...................   579,960
    41,500 Old Republic International Corp........................... 1,162,000
    25,200 Oxford Health Plans (a)...................................   918,540
    20,000 The PMI Group, Inc........................................   600,800
    42,700 Protective Life Corp...................................... 1,175,104
    25,400 Radian Group, Inc.........................................   943,610
    14,400 Stancorp Financial Group..................................   703,440


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------


    42,300 Torchmark Corp...........................................$ 1,545,219
    14,100 Wellpoint Health Networks, Inc. (a)......................  1,003,356
                                                                     ----------
                                                                     10,334,095
                                                                     ----------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (3.1%)
    63,724 Advanced Medical Optics, Inc. (a)........................    762,776
    41,000 Becton Dickinson & Co....................................  1,258,290
    29,500 Biomet, Inc..............................................    845,470
     9,200 KLA-Tencor Corp. (a).....................................    325,404
    37,500 St. Jude Medical, Inc. (a)...............................  1,489,500
                                                                     ----------
                                                                      4,681,440
                                                                     ----------
METAL MINING (0.8%)
    68,400 Freeport-McMoRan Copper & Gold, Inc. (a).................  1,147,752
                                                                     ----------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.7%)
    56,100 Mattel, Inc..............................................  1,074,315
                                                                     ----------
MISCELLANEOUS RETAIL (1.3%)
    35,900 Borders Group, Inc. (a)..................................    577,990
    17,700 Michael's Stores, Inc. (a)...............................    554,010
    39,900 Staples, Inc. (a)........................................    730,170
                                                                     ----------
                                                                      1,862,170
                                                                     ----------
NON-DEPOSITORY CREDIT INSTITUTIONS (1.6%)
    36,600 Countrywide Financial Corp...............................  1,890,390
    14,900 Doral Financial Corp.....................................    426,140
                                                                     ----------
                                                                      2,316,530
                                                                     ----------
OIL AND GAS EXTRACTION (4.9%)
    26,780 Apache Corp..............................................  1,526,192
    24,000 BJ Services Co. (a)......................................    775,440
    23,700 Ensco International, Inc.................................    697,965
    23,300 Newfield Exploration Co. (a).............................    839,965
    30,400 Pogo Producing Co........................................  1,132,400
    26,200 Tidewater, Inc...........................................    814,820
    31,400 Varco International, Inc. (a)............................    546,360
    40,100 XTO Energy, Inc..........................................    990,470
                                                                     ----------
                                                                      7,323,612
                                                                     ----------
PAPER AND ALLIED PRODUCTS (0.7%)
    50,800 Pactiv Corp. (a).........................................  1,110,488
                                                                     ----------
PERSONAL SERVICES (0.6%)
    23,700 H&R Block, Inc...........................................    952,740
                                                                     ----------
PETROLEUM REFINING AND RELATED PRODUCTS (0.4%)
    10,100 Amerada Hess Corp........................................    556,005
                                                                     ----------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------


PRIMARY METAL INDUSTRIES (1.2%)
    28,100 Engelhard Corp............................................$  628,035
    88,500 United States Steel Corp.................................. 1,161,120
                                                                     ----------
                                                                      1,789,155
                                                                     ----------
PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.4%)
    16,000 Harte-Hanks, Inc..........................................   298,720
    16,900 The New York Times Co.--Class A...........................   772,837
    12,800 The E.W. Scripps Co.--Class A.............................   984,960
                                                                     ----------
                                                                      2,056,517
                                                                     ----------
REAL ESTATE INVESTMENT TRUST (REIT'S) (4.4%)
    46,700 Developers Diversified Realty Corp........................ 1,026,933
    32,400 General Growth Properties, Inc............................ 1,684,800
    43,200 Hospitality Properties Trust Corp......................... 1,520,640
    33,900 Public Storage, Inc....................................... 1,095,309
    36,600 Simon Property Group, Inc................................. 1,246,962
                                                                     ----------
                                                                      6,574,644
                                                                     ----------
SECURITY AND COMMODITY BROKERS (0.3%)
     7,400 Bear Stearns Companies, Inc...............................   439,560
                                                                     ----------
STONE, CLAY, GLASS, AND CONCRETE PRODUCTS (0.4%)
    17,100 Lafarge North America, Inc................................   561,735
                                                                     ----------
TOBACCO PRODUCTS (0.7%)
    23,600 R.J. Reynolds Tobacco Holdings, Inc.......................   993,796
                                                                     ----------
TEXTILE MILL PRODUCTS (0.4%)
    11,600 Mohawk Industries, Inc. (a)...............................   660,620
                                                                     ----------
TRANSPORTATION EQUIPMENT (2.6%)
    22,100 ITT Industries, Inc....................................... 1,341,249
    18,050 Paccar, Inc...............................................   832,647
    17,300 Polaris Industries, Inc................................... 1,013,780
    15,700 Textron, Inc..............................................   674,943
                                                                     ----------
                                                                      3,862,619
                                                                     ----------
TRANSPORTATION SERVICES (1.1%)
    23,300 C.H. Robinson Worldwide, Inc..............................   726,960
    26,200 Expeditors International of Washington, Inc...............   855,430
                                                                     ----------
                                                                      1,582,390
                                                                     ----------
WHOLESALE TRADE--DURABLE GOODS (0.7%)
    14,100 BorgWarner, Inc...........................................   710,922
    25,800 Ingram Micro, Inc.--Class A (a)...........................   318,630
                                                                     ----------
                                                                      1,029,552
                                                                     ----------
WHOLESALE TRADE--NON-DURABLE GOODS (2.3%)
    11,400 AmerisourceBergen Corp....................................   619,134
    18,400 Dean Foods Co. (a)........................................   682,640


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------


    49,500 McKesson Corp...........................................$  1,337,985
    11,700 Performance Food Group Co. (a)..........................     397,320
    21,700 SUPERVALU, INC..........................................     358,267
                                                                   ------------
                                                                      3,395,346
                                                                   ------------
           TOTAL COMMON STOCK (COST $148,579,161).................. 145,819,428
                                                                   ------------
VARIABLE RATE BONDS AND CDS (14.7%)
 2,500,000 Bank of Nova Scotia Yankee CD, 1.380%,  03/29/2004 (b)  2,499,227
 2,000,000 Bank One Corp., 2.040%, due 07/25/2005 (b)..............   2,007,820
 2,500,000 Caterpillar Financial Service Corp., 1.850%,
           due 08/02/2004 (b)......................................   2,507,436
 2,500,000 Credit Suisse First Boston (USA), Inc., 1.730%,
           due 07/05/2005 (b)......................................   2,511,132
 2,400,000 Deutsche Bank Ag. Yankee, 1.440%, due 06/28/2004 (b)....   2,399,848
 2,500,000 HBOS Treasury Services, PLC, 1.450%, due 07/19/2004 (b).   2,500,740
 2,500,000 Lehman Brothers Holdings, 1.760%, due 09/20/2004 (b)....   2,501,425
 2,500,000 PACCAR Financial Corp., 1.470%, due 06/03/2004 (b)......   2,499,436
 2,500,000 Toyota Motor Credit Corp., 1.490%, due 07/19/2005 (b)...   2,501,346
                                                                   ------------
           TOTAL VARIABLE RATE BONDS AND CDS (COST $21,928,410)....  21,928,410
                                                                   ------------

SHORT-TERM INVESTMENTS (10.0%)

 3,188,000 Aim Government Tax Advantage............................   3,188,000
11,691,654 Mizuho Securities USA, Inc., Repurchase US Agency,
           1.270%, due 01/02/2003 (b)..............................  11,691,654
                                                                   ------------
           TOTAL SHORT-TERM INVESTMENTS (COST $14,879,654).........  14,879,654
                                                                   ------------
           TOTAL INVESTMENTS (COST $185,387,225) (122.7%).......... 182,627,492
                                                                   ------------
           Liabilities, less other assets (-22.7%)................. (33,746,101)
                                                                   ------------
           TOTAL NET ASSETS (100.0%)...............................$148,881,391
                                                                   ------------

--------------------------------------------------------------------------------
(a) Non-income producing security.
(b) Securities lending collateral (note 2).


The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
BALANCED PORTFOLIO

================================================================================
PORTFOLIO MANAGERS' REVIEW (UNAUDITED)

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARKS?
   The Balanced Portfolio posted a return of -12.87% for the year ended December 31, 2002. The benchmarks, the Lehman Brothers Government/Corporate Index and the S&P 500 Index, returned 11.02% and -22.11%, respectively.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE PORTFOLIO ITS BENCHMARKS?
   During the year, it was difficult to avoid the full negative impact to performance of this year's market in the equity sector. But, our ability to neutralize the risks where investors are not compensated over the long-term (i.e., sector rotation, market timing and capitalization bets) worked well for the Portfolio from first through third quarters of 2002. However for the fourth quarter, the Portfolio was not immune to stock specific risk. During the fourth quarter where the performance most lagged the benchmark, the equity market was rewarding companies over the short-term. These companies were lower quality and more expensive relative to their peers and typically would not be names that our Portfolio would hold. Also, corporate bonds underperformed similar-duration Treasuries by 2.45% in 2002 due to sympathy with equities, widespread ratings downgrades, uncertain prospects for the economy, and lack of access to the capital markets. "BBB"-rated industrial spreads ballooned from 150 basis points at the beginning of 2002 to 274 basis points and the end of the year.

WHICH PORTFOLIO HOLDINGS ENHANCED THE PORTFOLIO'S PERFORMANCE?
   Within the Portfolio, stock selection in the financial, utility and technology sectors were positive relative to the benchmark. The largest contributors to performance were overweight positions (relative to the benchmark weight) in Bank of America Corp. and Golden State Bancorp, Inc., along with an underweight position in Sun Microsystems. Some of the fixed income holdings that enhanced the Portfolio's performance were CIT Group Holdings, Health Care REIT, Inc., Regency Centers, LP, Tyco International Group, RenaissanceRe Holdings, Ltd., MBNA Corp. and Union Planters Bank.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?
   Within the Portfolio, stock selection in the materials, energy and consumer discretionary sectors were negative relative to the bench mark. The largest detractors to performance were overweight positions (relative to the benchmark weight) in AT&T Wireless Group and Tyco International Group, along with an underweight position in Abbott Laboratories, Inc. The major fixed income detractors from performance were Worldcom, Inc., Dynegy-Roseton Danskamme, Calpine Corp., PSEG Energy Holdings, AT&T Wireless Services, Inc. and Sprint Capital Corp.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?
   Going forward, the economy should turn in stronger and more consistent gains in 2003 than it did in 2002. Continued support from monetary and fiscal policy are key ingredients within the economy. Consumer spending is expected to register moderate advances and capital spending is expected to recover. As 2003 unfolds, investors are again concerned about war and a weak economy though earnings are expected to produce stronger gains. Valuations for many stocks--while not rock bottom--are at generally reasonable levels after the late-summer declines and the profit picture has stabilized which should bode well for equity markets in 2003. Overall, our philosophy will not change based on short-term trends or conditions in the market. At Chicago Equity Partners, LLC our goal is to add value through security selection, while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market.

   On the fixed income side, we also remain cautious with the current Geo-political risks. We believe the next move of the Federal Reserve is to increase interest rates as these risks eventually decrease and as the economy recovers. As we see signs of recovery in the economy and a clearer direction regarding the current situation with Iraq, North Korea and Venezuela, we will look to move the structure of the fixed income section of the portfolio to take advantage of these changes. We will begin to lighten our exposure to structured products as well as Treasuries and cash, which have been strong performers. With the continued weakness in corporate bonds, we believe that there will be tremendous opportunity to selectively add names to the portfolio as the economic situation begins to improve.

Chicago Equity Partners, LLC                                     Gregory J. Hahn
                                                        Chief Investment Officer
                                                Conseco Capital Management, Inc.


COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE BALANCED PORTFOLIO AND THE S&P 500 INDEX AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX

[Data below represents line chart in the printed piece]

              Balanced         Standard & Poor's         Lehman Brothers
DATE          Portfolio            500 Index         Government/Corporate|Index
--------------------------------------------------------------------------------
12/31/92        10000                10000                   10000
12/31/93        11080.8              11007.9                 11105.9
12/31/94        11023.4              11154                   10717.1
12/31/95        14494.5              15345.1                 12780.3
12/31/96        18599.1              18867.7                 13149
12/31/97        22277.8              25165.2                 14431.5
12/31/98        24193.3              32357.2                 15797.5
12/31/99        31651.7              39162.8                 15457.6
12/31/00        33955.7              35604                   17287.5
12/31/01        31717.5              31376.7                 18757.8
12/31/02        27635.5              24440.5                 20824.7


-----------------------------------
    Average Annual Total Return
-----------------------------------
 1 Year      5 Years     10 Years
-----------------------------------
(12.87%)      4.75%       10.70%
-----------------------------------

Past performance is not predictive of future performance. Performance does not include separate account expenses. Performance does not reflect the deduction of taxes that a contractholder would pay on portfolio distributions or the redemptions of portfolio shares.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (59.0%)

AMUSEMENT AND RECREATION SERVICES (0.2%)
     2,400 Westwood One, Inc. (a)...................................$     89,664
                                                                    ------------
APPAREL AND OTHER FINISHED PRODUCTS (0.3%)
     1,800 Jones Apparel Group, Inc. (a)............................      63,792
     2,300 Talbots, Inc.............................................      63,319
                                                                    ------------
                                                                         127,111
                                                                    ------------
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (0.2%)
     1,500 AutoZone, Inc. (a).......................................     105,975
                                                                    ------------
BUILDING CONSTRUCTION, GENERAL CONSTRUCTION (0.5%)
     4,200 Centex Corp..............................................     210,840
                                                                    ------------
BUILDING MATERIALS, HARDWARE, GARDEN-RETAIL (0.7%)
     5,190 The Home Depot, Inc......................................     124,352
     4,800 Lowe's Companies, Inc....................................     180,000
                                                                    ------------
                                                                         304,352
                                                                    ------------
BUSINESS SERVICES (3.7%)
    16,530 AOL Time Warner, Inc. (a )...............................     216,543
     1,400 Computer Sciences Corp. (a)..............................      48,230
     1,200 Electronic Arts, Inc. (a)................................      59,724
     2,360 First Data Corp..........................................      83,568
       500 Hotels.com-- Class A (a).................................      27,315
    14,670 Microsoft Corp. (a)......................................     758,439
    17,400 Oracle Corp. (a).........................................     187,920
     2,100 Rent-A-Center, Inc. (a)..................................     104,895
     3,000 SunGard Data Systems, Inc. (a)...........................      70,680
     2,600 Symantec Corp. (a).......................................     105,326
                                                                    ------------
                                                                       1,662,640
                                                                    ------------
CHEMICALS AND ALLIED PRODUCTS (7.7%)
     2,300 Abbott Laboratories, Inc.................................      92,000
     2,700 Albemarle Corp...........................................      76,815
     4,600 Amgen, Inc. (a)..........................................     222,364
     2,000 Avon Products, Inc.......................................     107,740
       900 Barr Laboratories, Inc. (a)..............................      58,581
     1,400 Clorox Corp..............................................      57,750
     1,600 Cytec Industries, Inc. (a)...............................      43,648
     5,500 E. I. duPont de Nemours and Co...........................     233,200
     1,800 Forest Laboratories, Inc. (a)............................     176,796
     1,700 Genetech, Inc. (a).......................................      56,372
     1,200 Invitrogen Corp. (a).....................................      37,548
     3,200 Lubrizol Corp............................................      97,600
    10,110 Merck & Co., Inc.........................................     572,327
     1,800 Mylan Laboratories, Inc..................................      62,820
    26,500 Pfizer, Inc..............................................     810,105


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

     5,600 Pharmacia Corp...........................................$    234,080
     5,400 The Procter & Gamble Co..................................     464,076
                                                                    ------------
                                                                       3,403,822
                                                                    ------------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (3.4%)
     4,300 Alltel Corp..............................................     219,300
       660 AT&T Corp................................................      17,233
    21,300 AT&T Wireless Group (a)..................................     120,345
     2,300 BellSouth Corp...........................................      59,501
     4,500 Clear Channel Communications, Inc. (a)...................     167,805
     2,200 Global Payments, Inc.....................................      70,422
     3,600 SBC Communications, Inc..................................      97,596
    10,500 Sprint Corp..............................................     152,040
     1,900 3M Co....................................................     234,270
     9,960 Verizon Communications, Inc..............................     385,950
                                                                    ------------
                                                                       1,524,462
                                                                    ------------
DEPOSITORY INSTITUTIONS (6.6%)
     9,000 Bank of America Corp.....................................     626,130
    17,532 Citigroup, Inc...........................................     616,951
     4,300 First Tennessee National Corp............................     154,542
     3,700 GreenPoint Financial Corp................................     167,166
     3,200 JP Morgan Chase & Co.....................................      76,800
     7,000 National City Corp.......................................     191,240
     4,600 North Fork Bancorporation, Inc...........................     155,204
     5,400 Regions Financial Corp...................................     180,144
     5,600 Sovereign Bancorp, Inc...................................      78,680
     3,150 Union Planters Corp......................................      88,641
     5,000 Wachovia Corp............................................     182,200
     5,850 Washington Mutual, Inc...................................     202,001
     4,200 Wells Fargo & Co.........................................     196,854
                                                                    ------------
                                                                       2,916,553
                                                                    ------------
EATING AND DRINKING PLACES (0.5%)
     4,200 Darden Restaurants, Inc..................................      85,890
     2,300 Viad Corp................................................      51,405
     3,200 Wendy's International, Inc...............................      86,624
                                                                    ------------
                                                                         223,919
                                                                    ------------
EDUCATIONAL SERVICES (0.1%)
     1,400 University of Phoenix Online (a).........................      50,176
                                                                    ------------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (1.8%)
     4,900 Entergy Corp.............................................     223,391
     5,200 Equitable Resources, Inc.................................     182,208
     3,600 Exelon Corp..............................................     189,972
     3,400 FPL Group, Inc...........................................     204,442
                                                                    ------------
                                                                         800,013
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------


ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (4.0%)
     1,700 Altera Corp. (a).........................................$     20,961
     2,000 American Power Conversion Co. (a)........................      30,300
     1,700 Eastman Kodak Co.........................................      59,568
    28,290 General Electric Co......................................     688,861
     3,300 Integrated Circuit Systems, Inc. (a).....................      60,225
    20,480 Intel Corp...............................................     318,874
     2,300 Intersil Holding Corp. (a)...............................      32,062
     1,300 Linear Technology Corp...................................      33,436
     1,349 Maxim Integrated Products, Inc. (a)......................      44,571
     3,450 Microchip Technology, Inc. (a)...........................      84,353
     4,300 QUALCOMM, Inc. (a).......................................     156,477
     2,200 QLogic Corp. (a).........................................      75,922
     2,400 Rockwell Collins, Inc....................................      55,824
     3,400 Scientific-Atlanta, Inc..................................      40,324
     3,000 Xilinx, Inc. (a).........................................      61,800
                                                                    ------------
                                                                       1,763,558
                                                                    ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (0.5%)
       700 Cephalon, Inc. (a).......................................      34,068
     4,400 Dun & Bradstreet, Inc. (a)...............................     151,756
       900 Moody's Corp.............................................      37,161
                                                                    ------------
                                                                         222,985
                                                                    ------------
FABRICATED METAL PRODUCTS (0.2%)
     1,800 Fortune Brands, Inc......................................      83,718
                                                                    ------------
FOOD AND KINDRED PRODUCTS (2.5%)
       900 Adolph Coors Co. - Class B...............................      55,125
     4,400 Anheuser-Busch Companies, Inc............................     212,960
     4,120 The Coca-Cola Co.........................................     180,538
     3,500 Conagra, Inc.............................................      87,535
       600 Hershey Foods Corp.......................................      40,464
     1,400 Lancaster Colony Corp....................................      54,712
     3,800 McCormick & Co., Inc.....................................      88,160
     4,760 PepsiCo, Inc.............................................     200,967
     6,200 Sara Lee Corp............................................     139,562
     1,200 Wm. Wrigley Jr. Co.......................................      65,856
                                                                    ------------
                                                                       1,125,879
                                                                    ------------
FURNITURE AND FIXTURES (0.2%)
     2,300 Lear Corp. (a)...........................................      76,544
                                                                    ------------
GENERAL MERCHANDISE STORES (1.4%)
     5,900 Federated Department Store, Inc. (a).....................     169,684
     4,500 JC Penney Co.............................................     103,545
     6,790 Wal-Mart Stores, Inc.....................................     342,963
                                                                    ------------
                                                                         616,192
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------


HEALTH SERVICES (0.2%)
     1,700 HCA, Inc.-- The Healthcare Company.......................$     70,550
                                                                    ------------
HOME FURNITURE AND EQUIPMENT STORES (0.4%)
     3,300 Bed Bath & Beyond, Inc. (a)..............................     113,949
     2,600 Pier 1 Imports, Inc......................................      49,218
                                                                    ------------
                                                                         163,167
                                                                    ------------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (3.9%)
    23,970 Cisco Systems, Inc. (a)..................................     314,006
     9,400 Dell Computer Corp. (a)..................................     251,356
     1,800 Eaton Corp...............................................     140,598
     1,400 Harris Corp..............................................      36,820
    12,088 Hewlett-Packard Co.......................................     209,848
     3,950 International Business Machines Corp.....................     306,125
     3,000 Jabil Circuit, Inc. (a)..................................      53,760
     1,500 Lexmark International, Inc. (a)..........................      90,750
     3,200 Parker-Hannifin Corp.....................................     147,616
         1 Riverstone Networks, Inc.................................           2
     2,700 Storage Technology Corp. (a).............................      57,834
     1,800 Varian Medical Systems, Inc. (a).........................      89,280
       800 Zebra Technologies Corp. - Class A (a)...................      45,840
                                                                    ------------
                                                                       1,743,835
                                                                    ------------
INSURANCE CARRIERS (3.5%)
     5,600 The Allstate Corp........................................     207,144
     1,700 AMBAC Financial Group, Inc...............................      95,608
     4,185 American International Group, Inc........................     242,096
     4,800 Metlife, Inc.............................................     129,792
     3,100 MGIC Investment Corp.....................................     128,030
     3,400 Old Republic International Corp..........................      95,200
     3,600 Oxford Health Plans (a)..................................     131,220
     2,600 The PMI Group, Inc.......................................      78,104
     3,800 Torchmark Corp...........................................     138,814
         1 Travelers Property Casualty, Inc. (a)....................          15
     1,700 UnitedHealth Group, Inc..................................     141,950
     3,800 Unumprovident Corp.......................................      66,652
     1,400 Wellpoint Health Networks, Inc. (a)......................      99,624
                                                                    ------------
                                                                       1,554,249
                                                                    ------------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (1.1%)
     1,400 C.R. Bard, Inc...........................................      81,200
     5,800 Becton Dickinson & Co....................................     178,002
     2,800 KLA-Tencor Corp. (a).....................................      99,036
     1,400 Medtronic, Inc...........................................      63,840
     2,100 Zimmer Holdings, Inc. (a)................................      87,192
                                                                    ------------
                                                                         509,270
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------


METAL MINING (0.2%)
     5,100 Freeport-McMoRan Copper & Gold, Inc. (a).................$     85,578
                                                                    ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.2%)
     4,700 Mattel, Inc..............................................      90,005
                                                                    ------------
MISCELLANEOUS RETAIL (0.4%)
     3,400 Borders Group, Inc. (a)..................................      54,740
     4,300 CVS Corp.................................................     107,371
                                                                    ------------
                                                                         162,111
                                                                    ------------
MOTION PICTURES (0.1%)
     4,000 Walt Disney Co...........................................      65,240
                                                                    ------------
NON-DEPOSITORY CREDIT INSTITUTIONS (1.9%)
     2,500 American Express Co......................................      88,375
     4,300 Capital One Financial Corp...............................     127,796
     3,300 Countrywide Financial Corp...............................     170,445
     2,990 Fannie Mae...............................................     192,347
     2,300 Federal Home Loan Mortgage Corp..........................     135,815
     6,600 MBNA Corp................................................     125,532
                                                                    ------------
                                                                         840,310
                                                                    ------------
OIL AND GAS EXTRACTION (1.4%)
     4,300 Apache Corp..............................................     245,057
     8,000 Occidental Petroleum Corp................................     227,600
     4,300 Tidewater, Inc...........................................     133,730
                                                                    ------------
                                                                         606,387
                                                                    ------------
PAPER AND ALLIED PRODUCTS (0.2%)
     4,100 Pactiv Corp. (a).........................................      89,626
                                                                    ------------
PETROLEUM REFINING AND RELATED INDUSTRIES (2.0%)
     1,700 Amerada Hess Corp........................................      93,585
     1,417 ChevronTexaco Corp.......................................      94,202
    20,540 Exxon Mobil Corp.........................................     717,668
                                                                    ------------
                                                                         905,455
                                                                    ------------
PRIMARY METAL INDUSTRIES (0.4%)
    14,600 United States Steel Corp.................................     191,552
                                                                    ------------
PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.6%)
     3,100 Harte-Hanks, Inc.........................................      57,877
     2,925 The McGraw-Hill Companies, Inc...........................     176,787
     1,700 Tribune Co...............................................      77,282
     9,600 Viacom, Inc.-- Class B (a)...............................     391,296
                                                                    ------------
                                                                         703,242
                                                                    ------------
RAILROAD TRANSPORTATION (0.4%)
     3,200 Union Pacific Corp.......................................     191,584
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.8%)
     3,500 General Growth Properties, Inc...........................$    182,000
     4,500 Hospitality Properties Trust Corp........................     158,400
                                                                    ------------
                                                                         340,400
                                                                    ------------
SECURITY AND COMMODITY BROKERS (0.9%)
     3,900 Bear Stearns Companies, Inc..............................     231,660
     1,600 Merrill Lynch & Co., Inc.................................      60,720
     2,730 Morgan Stanley Dean Witter & Co..........................     108,982
                                                                    ------------
                                                                         401,362
                                                                    ------------
TOBACCO PRODUCTS (0.7%)
     8,010 Philip Morris Companies, Inc.............................     324,644
                                                                    ------------
TRANSPORTATION BY AIR (0.3%)
     2,600 Federal Express Corp. (a)................................     140,972
                                                                    ------------
TRANSPORTATION EQUIPMENT (1.8%)
     1,140 General Dynamics Corp....................................      90,482
     4,000 General Motors Corp......................................     147,440
     2,100 Harley-Davidson, Inc.....................................      97,020
     1,900 ITT Industries, Inc......................................     115,311
     1,100 Northrop Grumman Corp....................................     106,700
     1,800 Textron, Inc.............................................      77,382
     2,960 United Technologies Corp.................................     183,342
                                                                    ------------
                                                                         817,677
                                                                    ------------
WHOLESALE TRADE-DURABLE GOODS (1.4%)
    11,380 Johnson & Johnson........................................     611,220
                                                                    ------------
WHOLESALE TRADE-NON-DURABLE GOODS (0.7%)
     1,850 Cardinal Health, Inc.....................................     109,502
     5,500 Safeway, Inc. (a)........................................     128,480
     2,700 SYSCO Corp...............................................      80,433
                                                                    ------------
                                                                         318,415
                                                                    ------------
           TOTAL COMMON STOCKS (COST $30,015,265)...................  26,235,254
                                                                    ------------

CORPORATE BONDS (30.7%)

BUSINESS SERVICES (0.4%)
$   45,000 AOL Time Warner, Inc., 7.700%, due 05/01/2032............      47,000
   135,000 Cendant Corp., 7.750%, due 12/01/2003....................     138,450
                                                                    ------------
                                                                         185,450
                                                                    ------------
CHEMICALS AND ALLIED PRODUCTS (2.6%)
   100,000 Dow Chemical Co., 7.375%, due 11/01/2029.................     108,538
   315,000 Lyondell Chemical Co., Series A., 9.625%, due 05/01/2007.     303,975
   175,000 Millennium America, Inc., 7.625%, due 11/15/2026.........     146,344
   350,000 Solutia, Inc., 11.250%, due 07/15/2009...................     296,188
   290,000 Union Carbide Corp., 6.250%, due 06/15/2003..............     292,845
                                                                    ------------
                                                                       1,147,890
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------


COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (4.0%)
$  225,000 Charter Communications Holdings, LLC, 10.250%,
           due 01/15/2010...........................................   $ 101,250
   645,000 Clear Channel Communications, Inc., 6.000%,
           due 11/01/2006...........................................     686,609
   325,000 Nextel Communications, Inc., 9.375% due 11/15/2009.......     295,750
   550,000 Qwest Capital Funding, Inc., 6.875%, due 07/15/2028......     305,250
   140,000 Sprint Capital Corp., 6.900%, due 05/01/2019.............     115,109
   290,000 Vodafone Group PLC, 5.375%, due 01/30/2015...............     292,527
                                                                    ------------
                                                                       1,796,495
                                                                    ------------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (5.9%)
   350,000 AES Corp., 8.750%, due 06/15/2008........................     206,500
   120,000 Allied Waste North America, 8.875%, due 04/01/2008.......     122,400
   280,000 Avon Energy Partners Holdings, 7.050%, due 12/11/2007,
           (b) Cost--$275,959; Acquired--01/14/2002.................     252,304
   185,000 Calpine Corp., 8.500%, due 02/15/2011....................      81,400
   280,000 Mirant Americas Generation LLC, 8.300%, due 05/01/2011...     134,400
   650,000 Pinnacle Partners, 8.830%, due 08/15/2004,
           (b) Cost--$650,000; Acquired--08/02/2000.................     613,447
   775,000 Sempra Energy, Inc., 6.800% due 07/01/2004...............     807,653
    30,000 Southern Natural Gas Co., 7.350%, due 02/15/2031.........      25,280
    60,000 Southern Natural Gas Co., 8.000%, due 03/01/2032.........      52,963
   140,000 Tennessee Gas Pipeline, 7.000%, due 10/15/2028...........     108,128
   200,000 Waste Management, Inc., 7.000%, due 05/15/2005...........     210,512
                                                                    ------------
                                                                       2,614,987
                                                                    ------------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (0.9%)
   280,000 Celestica, Inc., 0.000% (c), due 08/01/2020..............     129,850
   175,000 EchoStar Broadband Corp., 10.375%, due 10/01/2007........     190,313
   150,000 Nortel Networks, 6.125%, due 02/15/2006..................     101,250
                                                                    ------------
                                                                         421,413
                                                                    ------------
FOOD AND KINDRED PRODUCTS (0.3%)
   140,000 Smithfield Foods, Inc., 8.000%, due 10/15/2009...........     143,500
                                                                    ------------
HEALTH SERVICES (0.6%)
   285,000 HEALTHSOUTH Corp., 8.500%, due 02/01/2008................     246,525
                                                                    ------------
HOTELS, OTHER LODGING PLACES (1.0%)
   155,000 Hyatt Equities LLC, 6.875%, due 06/15/2007, (b)
           Cost--$154,666; Acquired--06/12/2002.....................     154,524
   150,000 Park Place Entertainment, 8.875%, due 09/15/2008.........     159,762
   110,000 Vail Resorts, Inc., 8.750%, due 05/15/2009, (b)
           Cost--$105,489; Acquired--11/16/2001.....................     113,300
                                                                    ------------
                                                                         427,586
                                                                    ------------

INSURANCE CARRIERS (0.5%)
   225,000 RenaissanceRe Holdings, Ltd., 7.000%, due 07/15/2008.....     238,104
                                                                    ------------
LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (1.7%)
   730,000 Georgia-Pacific Corp., 7.750%, due 11/15/2029............     598,600
   145,000 Weyerhaeuser Co., 7.375%, due 03/15/2032.................     157,750
                                                                    ------------
                                                                         756,350
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------


MISCELLANEOUS MANUFACTURING INDUSTRIES (2.4%)
$  480,000 CIT Group Holdings, 7.750%, due 04/02/2012...............$    540,021
   575,000 Tyco International Group, 6.875%, due 01/15/2029.........     511,714
                                                                    ------------
                                                                       1,051,735
                                                                    ------------
NON-DEPOSITORY CREDIT INSTITUTION (1.0%)
   405,000 MBNA Corp., 6.250%, due 01/17/2007.......................     423,156
                                                                    ------------
PERSONAL SERVICES (0.3%)
   155,000 Service Corp. International, 6.875%, due 10/01/2007......     142,600
                                                                    ------------
PETROLEUM REFINING AND RELATED INDUSTRIES (0.3%)
   135,000 Valero Energy Corp., 7.500%, due 04/15/2032..............     137,154
                                                                    ------------
PIPE LINES, EXCEPT NATURAL GAS (0.6%)
   615,000 Dynegy-Roseton Danskamme., 7.670%, due 11/08/2016........     252,534
                                                                    ------------
PRINTING, PUBLISHING AND ALLIED INDUSTRIES (1.3%)
   160,000 News America, Inc., 7.625%, due 11/30/2028...............     163,826
   320,000 Quebecor Media, Inc., 11.125%, due 07/15/2011............     296,400
    35,000 R.H. Donnelley Financial Corp., 8.875%, due 12/15/2010,
           (b) Cost--$35,000; Acquired--11/26/2002..................      37,625
    70,000 R.H. Donnelley Financial Corp., 10.875%, due 12/15/2012,
           (b) Cost--$70,000; Acquired--11/26/2002..................      76,650
                                                                    ------------
                                                                         574,501
                                                                    ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.0%)
   250,000 HealthCare REIT, Inc., 7.500%, due 08/15/2007............     264,127
   255,000 Host Marriott LP, 9.500%, due 01/15/2007, (b)
           Cost--$255,000; Acquired--12/06/2001.....................     260,100
    75,000 ISTAR Financial, Inc., 8.750%, due 08/15/2008............      79,906
   300,000 Senior Housing Trust, 8.625%, due 01/15/2012.............     297,000
                                                                    ------------
                                                                         901,133
                                                                    ------------
REAL ESTATE OPERATORS, AGENTS, MANAGERS (0.7%)
   300,000 Regency Centers, L.P., 7.400%, due 04/01/2004............     316,703
                                                                    ------------
STONE, CLAY, GLASS, CONCRETE PRODUCTS (0.9%)
   375,000 Owens-Brockway, 8.875%, due 02/15/2009, (b)
           Cost--$375,000; Acquired--01/16/2002.....................     388,125
                                                                    ------------
TOBACCO PRODUCTS (0.5%)
   225,000 Universal Corp., Series B, 7.500%, due 01/26/2004........     236,008
                                                                    ------------
TRANSPORTATION EQUIPMENT (1.2%)
   170,000 Dana Corp., 7.000%, due 03/15/2028.......................     119,850
   250,000 Ford Motor Co. Global Bond, 6.625%, due 10/01/2028.......     199,872
   125,000 Ford Motor Co., 7.450%, due 07/16/2031...................     109,026
   110,000 SPX Corp., 7.500%, due 01/01/2013........................     112,063
                                                                    ------------
                                                                         540,811
                                                                    ------------
WATER TRANSPORTATION (0.2%)
    77,500 Carnival Corp., 6.150%, due 04/15/2008...................      82,523
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

WHOLESALE TRADE--NON-DURABLE GOODS (1.4%)
$  400,000 Bergen Brunswig Corp., 7.375%, due 01/15/2003...........$    400,500
   190,000 Terra Capital, Inc.,12.875%, due 10/15/2008.............     205,200
                                                                   ------------
                                                                        605,700
                                                                   ------------
           TOTAL CORPORATE BONDS (COST $13,947,079)................  13,630,983
                                                                   ------------
INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) (0.1%)
    50,000 British Telecommunications, plc , 7.875%,
           due 12/15/2005..........................................      56,430
                                                                   ------------
           TOTAL INTERNATIONAL/YANKEE (COST $50,760)...............      56,430
                                                                   ------------

MUNICIPAL BONDS (1.9%)
   230,000 California County, 7.500%, due 06/01/2019...............     227,978
   155,000 Education Enhancement Funding Corp., 6.720%,
           due 06/01/2025..........................................     155,935
   210,000 Tobacco Settlement Fin Corp., 5.920%, due 06/01/2012....     213,921
   239,152 Tobacco Settlement Fin Corp., 6.360%, due 05/15/2025....     239,398
                                                                   ------------
           TOTAL MUNICIPAL BONDS (COST $835,571)...................     837,232
                                                                   ------------
ASSET BACKED SECURITIES (1.0%)
   248,971 First Union National Bank Commercial Mortgage,
           99-C4 A1, 7.184%, due 12/15/2031........................     273,688
   170,000 Residential Asset Securities Corporation,
           2002-A4 A3, 6.750%, due 05/25/2032......................     175,130
                                                                   ------------
           TOTAL ASSET BACKED SECURITIES (COST $420,054)...........     448,818
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
   150,000 Freddie Mac #002433, 6.500%, due 02/15/2025.............     156,265
                                                                   ------------
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
           (COST $155,559).........................................     156,265
                                                                   ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (3.2%)
   480,000 U.S. Treasury Bond, 5.375%, due 02/15/2031..............     523,425
   220,000 U.S. Treasury Note, 3.000%, due 11/15/2007..............     222,716
   650,000 U.S. Treasury Note, 4.000%, due 11/15/2012..............     659,395
                                                                   ------------
           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
           (COST $1,384,192).......................................   1,405,536
                                                                   ------------
SHORT-TERM INVESTMENTS (9.1%)
 1,187,000 Aim Government Tax Advantage............................   1,187,000
 2,853,023 Barclays Capital Markets Repurchase Agreement,
           US Agency, 1.250%, due 01/02/2003 (d)...................   2,853,023
                                                                   ------------
           TOTAL SHORT-TERM INVESTMENTS (COST $4,040,023)..........   4,040,023
                                                                   ------------
           TOTAL INVESTMENTS (COST $50,848,503) (105.3%)...........  46,810,541
                                                                   ------------
           Liabilities, less other assets, (-5.3%).................  (2,355,946)
                                                                   ------------
           TOTAL NET ASSETS (100.0%)...............................$ 44,454,595
                                                                   ------------

-------------------------------------------------------------------------------
(a) Non-income producing security.
(b) Restricted under Rule 144A of the Securities Act of 1933.
(c) Zero Coupon--Bonds that make no interest payments.
(d) Securities lending collateral (note 2).


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
HIGH YIELD PORTFOLIO

================================================================================
PORTFOLIO MANAGERS' REVIEW (UNAUDITED)

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARK?
   The High Yield Portfolio returned 5.47% for the year ended December 31, 2002. This compares to -1.90% for the Merrill Lynch High Yield Master II Index benchmark.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE PORTFOLIO AND ITS BENCHMARK?
   The positive performance variance was driven by our intensive research process allowing us to take advantage of the market dislocation that occurred between June and October, particularly in the crossover sector of the market. The Portfolio took advantage of oversold levels by investing in companies where either excellent management teams and/or solid market positions would allow those companies to get through the difficult capital market conditions.

WHICH PORTFOLIO HOLDINGS ENHANCED THE PORTFOLIO'S PERFORMANCE?
   During 2002, Portfolio performance benefited greatly from investing in higher quality credits that were trading at extremely attractive levels relative to the high yield universe. These included names such as Sprint Capital Corp., Tyco International Ltd., AOL Time Warner, Inc., and Qwest Corp. While many of these names were facing legitimate concerns surrounding corporate governance or accounting issues, our fundamental research process enabled us to take advantage of the temporary market dislocation in these securities. All of these bonds have rallied significantly from the lows witnessed in October. In addition to these "fallen angels," Nextel Communications, Inc., Huntsman ICI Chemicals and US Industries, Inc. contributed positively to 2002 performance.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?
   For the year ended 2002, the Portfolio was most negatively impacted by levered holdings in the telecommunications and cable sectors. These included Alamosa PCS Holdings, Inc., AirGate PCS, Inc., and Rural Cellular Corp. in the wireless sector and Charter Communications Holdings, LLC in the cable space. In addition, Kaiser Aluminum Corp. and Murrin Murrin Holdings detracted from performance as asbestos litigation and a poor pricing environment weighed on the metals and mining sector.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?
   We are hopeful that 2003 will reward high yield investors with returns in line with historical averages of 8-12%. An improving economic backdrop should aid in strengthening the financial condition of what is generally a healthy issuer base. The quality of the issuers in the market today is better than we have seen in over five years. Unfortunately, this is largely due to the attrition of many companies who tapped the market in the ebullient times of the late 1990's and early 2000's. Record default rates over the last several years have purged the market of many of the poorly conceived and over-leveraged business plans. Although the current economic weakness continues to pressure many companies, we are heartened by their general commitment to reduce leverage.

   While we see improved results for the overall market, we expect substantial dispersion in returns throughout the market. Significant components of the market continue to trade at distressed levels and navigating the storm will continue to depend on superior credit research. Successfully identifying fundamental value in the market will again separate manager performance in 2003.

Robert L. Cook, CFA                                        Thomas G. Hauser, CFA
Senior Vice President                                      Second Vice President
Director of Research                            Conseco Capital Management, Inc.
Conseco Capital Management, Inc.


COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE HIGH YIELD PORTFOLIO AND THE MERRILL LYNCH HIGH YIELD MASTER II INDEX

[Data below represents line chart in the printed piece]


DATE         High Yield Portfolio      Merrill Lynch High Yield Master II Index
--------------------------------------------------------------------------------
6/13/00             10000                               10000
12/31/00            10316.4                             9649.81
12/31/01            10647.2                             10083.5
12/31/02            11229                               9892.19



-----------------------------------
    Average Annual Total Return
-----------------------------------
   1 Year        Since Inception(1)
-----------------------------------
    5.47%              4.65%
-----------------------------------

(1) The Inception date of this portfolio was June 3, 2000. Past performance is not predictive of future performance. Performance does not include separate account expenses. Performance does not reflect the deduction of taxes that a contractholder would pay on portfolio distributions or the redemptions of portfolio shares.

CONSECO SERIES TRUST

HIGH YIELD PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------
PRIVATE PLACEMENT WARRANTS (0.0%)

CHEMICALS AND ALLIED PRODUCTS (0.0%)
        65 Solutia, Inc., expire 07/15/2009, (Cost--$0;
           Acquired--10/31/2002) (d) (f)............................$      1,950
                                                                    ------------
           TOTAL WARRANTS (COST $0).................................       1,950
                                                                    ------------

CORPORATE BONDS (49.1%)

AMUSEMENT AND RECREATION SERVICES (2.8%)
$   50,000 Boca Resorts, Inc., 9.875%, due 04/15/2009...............      52,250
    75,000 Six Flags, Inc., 8.875%, due 02/01/2010..................      70,875
    80,000 Trump Atlantic City Associates, 11.250%, due 05/01/2006..      62,800
    65,000 Venetian Casino, 11.000%, due 06/15/2010,
           (a) Cost--$65,000; Acquisition--05/22/2002...............      68,250
                                                                    ------------
                                                                         254,175
                                                                    ------------

APPAREL AND OTHER FINISHED PRODUCTS (1.0%)
    25,000 Levi Strauss & Co., 11.625%, due 01/15/2008..............      24,563
    60,000 Levi Strauss & Co., 12.250%, due 12/15/2012,
           (a) Cost--$59,146;  Acquired--11/26/2002.................      59,100
    10,000 Rexnord Corp., 10.125%, due 12/15/2012,
           (a) Cost--$10,000; Acquired--11/19/2002..................      10,300
                                                                    ------------
                                                                          93,963
                                                                    ------------
BUSINESS SERVICES (1.6%)
    50,000 AOL Time Warner, Inc., 9.125%, due 01/15/2013............      58,764
    10,000 H&E Equipment/Finance, 11.125%, due 06/15/2012,
           (a) Cost--$9,928; Acquired--06/03/2002...................       7,550
    75,000 IPC Acquisition Corp., 11.500%, due 12/15/2009,
           (a) Cost--$75,000; Acquired--12/14/2001..................      64,875
    20,000 Lamar Media Corp., 7.250%, due 01/01/2013,
           (a) Cost--$20,000; Acquired--12/17/2002..................      20,425
                                                                    ------------
                                                                         151,614
                                                                    ------------
CHEMICALS AND ALLIED PRODUCTS (3.2%)
    90,000 Athena Neuro Fin LLC, 7.250%, due 02/21/2008.............      49,500
    30,000 Huntsman ICI Chemicals, Inc., 10.125%, due 07/01/2009....      25,050
    30,000 Huntsman ICI Chemicals, Inc., 0.000% (e),
           due 12/31/2009 (c).......................................       6,900
    50,000 Lyondell Chemical Co., 10.875%, due 05/01/2009...........      43,000
    20,000 Lyondell Chemical Co., 11.125%, due 07/15/2012...........      19,800
    50,000 Polyone Corp., 8.875%, due 05/01/2012....................      42,576
    15,000 Solutia, Inc., 6.720%, due 10/15/2037....................      11,344
    65,000 Solutia, Inc., 11.250%, due 07/15/2009...................      55,006
    55,000 Witco Corp., 6.875%, due 02/01/2026......................      37,955
                                                                    ------------
                                                                         291,131
                                                                    ------------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (11.3%)
   130,000 AirGate PCS, Inc., STEP (b) 0.000%/13.500%,
           due 10/01/2009 (c).......................................      14,950
    75,000 American Tower Corp., 5.000%, due 02/15/2010.............      48,938
   100,000 CSC Holdings, Inc., 10.500%, due 05/15/2016..............      99,625
   295,000 Charter Communications Holdings, LLC, STEP
           (b) 0.000%/11.750%, due 01/15/2011.......................      78,175
    50,000 EchoStar DBS Corp., 9.375%, due 02/01/2009...............      53,125
    60,000 Fairpoint Communications, 12.500%, due 05/01/2010........      43,500
    45,000 Intermedia Communications, Series B, 8.600%,
           due 06/01/2008 (c).......................................      18,225
   110,000 Madison River Capital, LLC, 13.250%, due 03/01/2010......      63,250


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

HIGH YIELD PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------

$   20,000 Nextel Communications, Inc.,
           STEP (b) 0.000%/9.950%, due 02/15/2008...................$    18,400
   120,000 Qwest Capital Funding, Inc., 6.875%, due 07/15/2028......     66,600
   100,000 Qwest Corp., 8.875%, due 03/15/2012, (a) Cost--$97,521;
           Acquired--11/26/2002.....................................     97,500
    45,000 Sinclair Broadcast Group, 8.000%, due 03/15/2012,
           (a) Cost--$46,350; Acquired--12/17/2002..................     47,137
    60,000 Spectrasite Holdings, STEP (b) 0.000%/11.250%,
           due 04/15/2009 (c).......................................     18,300
   120,000 Sprint Capital Corp., 8.750%, due 03/15/2032.............    114,346
   111,000 TeleCorp PCS, Inc., STEP (b) 0.000%/11.625,
           due 04/15/2009...........................................    105,172
    27,000 TeleCorp PCS, Inc., 10.625%, due 07/15/2010..............     29,160
    60,000 Telus Corp., 7.500%, due 06/01/2007......................     58,500
   115,000 Worldcom, Inc., 6.400%, due 08/15/2005 (c)...............     27,600
   160,000 Worldcom, Inc., 6.950%, due 08/15/2028 (c)...............     38,400
    50,000 XO Communications, Inc., 10.750%, due 11/15/2008 (c).....        313
                                                                    ------------
                                                                      1,041,216
                                                                    ------------
EATING AND DRINKING PLACES (0.6%)
    75,000 Advantica Restaurant Group, Inc., 11.250%,
           due 01/15/2008...........................................     57,375
                                                                    ------------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (2.0%)
    65,000 AES Corp., 8.750%, due 06/15/2008........................     38,350
    75,000 Allied Waste North America, 7.875%, due 01/01/2009.......     74,250
    50,000 Citizen Communications, 9.250%, due 05/15/2011...........     59,659
    10,000 El Paso Energy Partners, 10.625%, due 12/01/2012,
           (a) Cost--$9,924; Acquired--11/22/2002...................     10,275
                                                                    ------------
                                                                        182,534
                                                                    ------------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (2.4%)
    25,000 Advanced Lighting Techs, 8.000%, due 03/15/2008 (c)......      9,375
    50,000 Alamosa Delaware, Inc., 13.625%, due 08/15/2011..........     16,750
    70,000 Alamosa PCS Holdings, Inc., STEP (b) 0.000%/12.875%,
           due 02/15/2010 (c).......................................     12,950
   110,000 Nortel Networks, 6.125%, due 02/15/2006..................     74,250
   110,000 Sanmina Corp., 10.375%, due 01/15/2010,
           (a) Cost--$110,000; Acquired--12/18/2002.................    111,650
                                                                    ------------
                                                                        224,975
                                                                    ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND
TRANSPORTATION EQUIPMENT (0.7%)
    15,000 Bway Corp., 10.000%, due 10/15/2010, (a) Cost--$15,000;
           Acquired--11/21/2002.....................................     15,638
    70,000 Park-Ohio Industries, Inc., 9.250%, due 12/01/2007.......     45,850
                                                                    ------------
                                                                         61,488
                                                                    ------------
FOOD AND KINDRED PRODUCTS (0.4%)
    50,000 Eagle Family Foods Co., 8.750%, due 01/15/2008...........     34,250
                                                                    ------------
HEALTH SERVICES (2.6%)
    40,000 HEALTHSOUTH Corp., 10.750%, due 10/01/2008...............     34,000
    60,000 HEALTHSOUTH Corp., 8.500%, due 02/01/2008................     51,900
    25,000 Hudson Respiratory Care, Inc., 9.125%, due 04/15/2008....     11,875
    40,000 Iasis Healthcare Corp., 13.000%, due 10/15/2009..........     42,800
    45,000 Res-Care, Inc., 10.625%, due 11/15/2008..................     33,075
    70,000 Tenet Healthcare Corp., 6.500%, due 06/01/2012...........     63,479
                                                                    ------------
                                                                        237,129
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

HIGH YIELD PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------

HOTELS, OTHER LODGING PLACES (0.6%)
$  50,000  Vail Resorts, Inc., 8.750%, due 05/15/2009,
           (a) Cost--$47,949; Acquired--11/16/2001..................$     51,500
                                                                    ------------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTER EQUIPMENT (1.6%)
  105,000  Cummins Engine, Inc., 5.650%, due 03/01/2098.............      60,375
   10,000  Grant Prideco Escrow, 9.000%, due 12/15/2009,
           (a) Cost--$10,000; Acquired--11/25/2002..................      10,450
   63,000  Solectron Corp., 0.000%, due 11/20/2020 (e)..............      32,288
   60,000  Unova, Inc., 7.000%, due 03/15/2008......................      47,700
                                                                    ------------
                                                                         150,813
                                                                    ------------
LEATHER AND LEATHER PRODUCTS (0.7%)
   75,000  Samsonite Corp., 10.750%, due 06/15/2008.................      61,125
                                                                    ------------
LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (1.1%)
   90,000  Georgia-Pacific Corp., 7.750%, due 11/15/2029............      73,800
   30,000  Georgia-Pacific Corp., 9.500%, due 12/01/2011............      29,550
                                                                    ------------
                                                                         103,350
                                                                    ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (1.6%)
   45,000  Tyco International Group, 6.875%, due 01/15/2029.........      40,047
  115,000  Tyco International Ltd, 6.375%, due 10/15/2011...........     107,736
                                                                    ------------
                                                                         147,783
                                                                    ------------
MISCELLANEOUS RETAIL (0.3%)
   25,000  Toys R Us, 7.625%, due 08/01/2011........................      24,797
                                                                    ------------
NON-DEPOSITORY CREDIT INSTITUTIONS (1.7%)
   80,000  Fairfax Financial Holdings, 7.375%, due 04/15/2018.......      48,483
   55,000  Ford Motor Credit Corp., 7.600%, due 08/01/2005..........      56,190
   35,000  Household Finance Corp., 8.000%, due 05/09/2005..........      37,821
   10,000  Household International, 7.000%, due 05/15/2012..........      10,972
                                                                    ------------
                                                                         153,466
                                                                    ------------
OIL AND GAS EXTRACTION (0.2%)
   60,000  Dynegy Holdings, Inc., 6.750%, due 12/15/2005............      22,200
                                                                    ------------
PAPER AND ALLIED PRODUCTS (0.6%)
   60,000  Abitibi Consolidated, Inc., 7.500%, due 04/01/2028.......      56,912
                                                                    ------------
PERSONAL SERVICES (0.8%)
   30,000  Service Corp. International, 6.500%, due 03/15/2008......      27,000
   50,000  Service Corp. International, 6.000%, due 12/15/2005......      47,250
                                                                    ------------
                                                                          74,250
                                                                    ------------
PRIMARY METAL INDUSTRIES (0.4%)
   25,000  Kaiser Aluminum Corp., 12.750%, due 02/01/2003 (c).......       2,000
   38,000  NS Group, Inc., 13.500%, due 07/15/2003..................      38,190
                                                                    ------------
                                                                          40,190
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

HIGH YIELD PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------

PRINTING, PUBLISHING AND ALLIED PRODUCTS (3.6%)
$   10,000 Dex Media East, 9.875%, due 11/15/2009,
           (a) Cost--$10,000; Acquired--10/30/2002..................$     10,750
    45,000 Dex Media East, 12.125%, due 11/15/2012,
           (a) Cost--$45,000; Acquired--10/30/2002..................      50,062
    55,000 Hollinger Intl Publishing, 9.000%, due 12/15/2010,
           (a) Cost--$55,000; Acquired--12/16/2002..................      55,756
    45,000 Mail-Well, Inc., 9.625%, due 03/15/2012,
           (a) Cost--$42,249; Acquired--03/08/2002 and 10/30/2002...      40,275
    50,000 Quebecor Media, Inc., 11.125%, due 07/15/2011............      46,313
    40,000 R.H. Donnelley Financial Corp., 8.875%, due 12/15/2010,
           (a) Cost--$40,000; Acquired--11/26/2002..................      43,000
    80,000 R.H. Donnelley Financial Corp., 10.875%, due 12/15/2012,
           (a) Cost--$80,000; Acquired--11/26/2002..................      87,600
                                                                    ------------
                                                                         333,756
                                                                    ------------
RAILROAD TRANSPORTATION (0.7%)
    65,000 TFM SA DE CV, STEP (b) 0.000%/11.750%, due 06/15/2009....      63,863
                                                                    ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.6%)
    75,000 ISTAR Financial, Inc., 8.750%, due 08/15/2008............      79,905
    25,000 JDN Realty Corp., 6.800%, due 04/01/2004.................      24,392
    50,000 JDN Realty Corp., 6.950%, due 08/01/2007.................      44,530
                                                                    ------------
                                                                         148,827
                                                                    ------------
TRANSPORTATION BY AIR (1.0%)
    75,000 Amtran, Inc., 10.500%, due 08/01/2004....................      31,500
    30,000 Delta Air Lines, 8.300%, due 12/15/2029..................      17,738
    95,000 US Airways, Inc., 9.820%, due 01/01/2013 (c).............      38,230
                                                                    ------------
                                                                          87,468
                                                                    ------------
TRANSPORTATION EQUIPMENT (1.8%)
    90,000 K & F Industries, 9.625%, due 12/15/2010,
           (a) Cost--$90,000; Acquired--12/13/2002..................      92,025
    75,000 SPX Corp., 7.500%, due 01/01/2013........................      76,406
                                                                    ------------
                                                                         168,431
                                                                    ------------
WATER TRANSPORTATION (1.1%)
    60,000 P&O Princess Cruises, 7.875%, due 06/01/2027.............      58,411
    60,000 Royal Caribbean Cruises, 7.500%, due 10/15/2027..........      44,400
                                                                    ------------
                                                                         102,811
                                                                    ------------
WHOLESALE TRADE--DURABLE GOODS (0.7%)
    75,000 Remington Product Co., LLC, 11.000%, due 05/15/2006......      61,969
                                                                    ------------
WHOLESALE TRADE--NON-DURABLE GOODS (0.4%)
    35,000 Terra Capital, Inc., 12.875%, due 10/15/2008.............      37,800
                                                                    ------------
           TOTAL CORPORATE BONDS (COST $4,849,395)..................   4,521,161
                                                                    ------------
INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) (1.1%)
    30,000 Alliance Atlantis Communications, Inc.,
           13.000%, due 12/15/2009..................................      32,850
    50,000 CanWest Media, Inc., 10.625%, due 05/15/2011.............      53,625
    50,000 Murrin Murrin Holdings, 9.375%, due 08/31/2007 (c).......      12,250
                                                                    ------------
           TOTAL INTERNATIONAL/YANKEE (COST $122,640)...............      98,725
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

HIGH YIELD PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------

PREFERRED STOCKS (2.6%)

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (2.6%)

       115 Crown Castle International Corp., PIK (b), 12.750%.......$     78,480
         1 Intermedia Communications, Inc., Series B, 13.500%.......          41
       149 Nextel Communications, Inc., Series D, PIK (b), 13.000%..     137,326
        98 Rural Cellular Corp., Series B, PIK (b), 11.375%.........      24,625
                                                                    ------------
                                                                         240,472
                                                                    ------------
           TOTAL PREFERRED STOCK (COST $248,001)....................     240,472
                                                                    ------------
SHORT-TERM INVESTMENTS (11.7%)
   538,000 Nations Treasury Reserve.................................     538,000
   538,000 Aim Government Tax Advantage.............................     538,000
                                                                    ------------
           TOTAL SHORT-TERM INVESTMENTS (COST $1,076,000)...........   1,076,000
                                                                    ------------
           TOTAL INVESTMENTS (COST $6,296,036) (64.5%)..............   5,938,308
                                                                    ------------
           Other assets, less liabilities (35.5%)...................   3,263,806
                                                                    ------------
           TOTAL NET ASSETS (100.0%)................................$  9,202,114
                                                                    ------------

--------------------------------------------------------------------------------
(a) Restricted under Rule 144A of the Securities Act of 1933.
(b) PIK--Payment In Kind
    STEP--Bonds where the coupon increases or steps up at a predetermined rate.
(c) Security in default
(d) Non-income producing security
(e) Zero Coupon--Bonds that make no interest payments.
(f) Valued at a fair value in accordance with procedures established by the Portfolio's Board of Trustees.


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
FIXED INCOME PORTFOLIO

================================================================================
PORTFOLIO MANAGERS' REVIEW (UNAUDITED)

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARK?
   The Fixed Income Portfolio returned 4.68% for the year ended December 31, 2002.(1) This compares to 11.02% for the Lehman Brothers Government/Corporate Index benchmark.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE PORTFOLIO AND ITS BENCHMARK?
   The equity markets got clobbered in 2002 as investors searched for a technical bottom and potential turnaround. The S&P 500 lost 22% for the year. The NASDAQ lost 38% for the year. Corporate bonds underperformed similar-duration Treasuries by 2.45% in 2002 due to sympathy with equities, widespread ratings downgrades, uncertain prospects for the economy, and lack of access to the capital markets. "BBB"-rated industrial spreads ballooned from 150 basis points at the beginning of 2002 to 274 basis points and the end of the year.

WHICH PORTFOLIO HOLDINGS ENHANCED THE PORTFOLIO'S PERFORMANCE?
   Some of the holdings that enhanced the Portfolio's performance were CIT Group Holdings, Health Care REIT, Inc., Regency Centers, LP, Tyco International Group, RenaissanceRe Holdings, Ltd., Tele-Communications, Inc., MBNA Corp., Household Finance Corp. and Union Planters Bank.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?
   The major detractors from performance were Worldcom, Inc., Dynegy-Roseton Danskamme, Calpine Corp., PSEG Energy Holdings, AT&T Wireless Services, Inc. and Sprint Capital Corp.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?
   We remain cautious with the current Geo-political risks. We believe the next move of the Federal Reserve is to increase interest rates as the geo-political risk eventually decreases and as the economy recovers. As we see signs of recovery in the economy and a clearer direction regarding the current situations with Iraq, North Korea and Venezuela, we will look to move the structure of the portfolio to take advantage of these changes. We will begin to lighten our exposure to structured products, as well as Treasuries and cash, which have been strong performers. With the continued weakness in corporate bonds, we believe that there will be tremendous opportunity to selectively add names to the portfolio as the economic situation begins to improve.

Gregory J. Hahn, CFA                                          Michael D. Richman
Chief Investment Officer                                Assistant Vice President
Co-Portfolio Manager                                        Co-Portfolio Manager
Conseco Capital Management, Inc.                Conseco Capital Management, Inc.


COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE FIXED INCOME PORTFOLIO AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX

[Data below represents line chart in the printed piece]

                                             LEHMAN BROTHERS GOVERNMENT/
DATE           FIXED INCOME PORTFOLIO              CORPORATE INDEX
--------------------------------------------------------------------------------
5/1/93                10000                             10000
12/31/93              10567.2                           10530.4
12/31/94              10283.2                           10161.7
12/31/95              12162.1                           12117.9
12/31/96              12764.2                           12467.6
12/31/97              14036.1                           13683.6
12/31/98              14903.4                           14987.8
12/31/99              14845.2                           14656.5
12/31/00              16306.8                           16391.6
12/31/01              17743                             17785.7
12/31/02              18573.5                           19745.4


-----------------------------------
    Average Annual Total Return
-----------------------------------
                          Since
 1 Year      5 Years   Inception(1)
-----------------------------------
  4.68%       5.76%       6.61%
-----------------------------------

(1) The Inception date of this Portfolio was May 1, 1993. Past performance is not predictive of future performance. Performance does not include separate account expenses. Performance does not reflect the deduction of taxes that a contractholder would pay on portfolio distributions or the redemptions of portfolio shares.

CONSECO SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------


CORPORATE BONDS (56.5%)

BUSINESS SERVICES (1.3%)
 $ 265,000 AOL Time Warner, Inc., 7.700%, due 05/01/2032............$    276,780
   120,000 Cendant Corp., 7.750%, due 12/01/2003....................     123,067
   145,000 Cendant Corp., 6.875%, due 08/15/2006....................     150,580
                                                                    ------------
                                                                         550,427
                                                                    ------------
CHEMICALS AND ALLIED PRODUCTS (2.2%)
    95,000 Dow Chemical Co., 7.375%, due 11/01/2029.................     103,111
   150,000 Lyondell Chemical Co., Series A, 9.625%, due 05/01/2007..     144,750
   145,000 Millennium America, Inc., 7.625%, due 11/15/2026.........     121,256
   275,000 Solutia, Inc., 11.250%, due 07/15/2009...................     232,719
   295,000 Union Carbide Corp., 6.250%, due 06/15/2003..............     297,895
                                                                    ------------
                                                                         899,731
                                                                    ------------
OMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (9.8%)
   110,000 AT&T Wireless Services, Inc., 8.750%, due 03/01/2031.....     108,133
   185,000 Chancellor Media CCU, 8.000%, due 11/01/2008.............     202,806
   200,000 Charter Communications Holdings, LLC, 10.750%,
           due 10/01/2009...........................................      91,500
   165,000 Clear Channel Communications, Inc., 6.000%,
           due 11/01/2006...........................................     175,644
    90,000 Clear Channel Communications, Inc., 6.625%,
           due 06/15/2008...........................................      98,397
   125,000 Crown Castle International Corp., 9.375%,
           due 08/01/2011...........................................     104,375
    75,000 Deutsche Telcom International Fin., 8.250%,
           due 06/15/2030...........................................      86,932
   190,000 Deutsche Telcom International Fin., 9.250%,
           due 06/01/2032...........................................     241,879
    85,000 France Telecom, 8.750%, due 06/01/2006...................      90,490
   125,000 Insight Midwest LLP, 10.500%, due 11/01/2010.............     122,188
   125,000 Nextel Communications, Inc., 9.375%, due 11/15/2009......     113,750
   440,000 Qwest Capital Funding, Inc., 6.875%, due 07/15/2028......     244,200
   200,000 Sprint Capital Corp., 6.900%, due 05/01/2019.............     164,441
   215,000 Sprint Capital Corp., 6.875%, due 11/15/2028.............     173,626
    35,000 Sprint Capital Corp., 8.750%, due 03/15/2032.............      33,351
   535,000 Tele-Communications, Inc., 9.800%, due 02/01/2012........     644,092
   186,000 TeleCorp PCS, Inc., 10.625%, due 07/15/2010..............     200,880
   445,000 Telus Corp., 8.000%, due 06/01/2011......................     429,425
   310,000 Verizon Wireless, Inc., 5.375%, due 12/15/2006,
           (a) Cost--$303,928; Acquired--02/26/2002 and 03/15/2002..     324,197
   250,000 Vodafone Group PLC, 6.250%, due 11/30/2032...............     250,723
   215,000 Vodafone Group PLC, 5.375%, due 01/30/2015...............     216,874
                                                                    ------------
                                                                       4,117,903
                                                                    ------------
DEPOSITORY INSTITUTIONS (4.1%)
   630,000 Bank of Hawaii, 6.875%, due 06/01/2003...................     642,330
   200,000 Petroleos Mexicanos, 6.500%, due 02/01/2005,
           (a) Cost--$199,617; Acquired--08/15/2001.................     212,250
   270,000 Popular North America, Inc., 6.125%, due 10/15/2006......     292,399
   540,000 Union Planters Bank, National Association, 6.500%,
           due 03/15/2008...........................................     575,419
                                                                    ------------
                                                                       1,722,398
                                                                    ------------
EATING AND DRINKING PLACES (0.7%)
   265,000 Yum! Brands, Inc., 7.700%, due 07/01/2012................     276,925
                                                                    ------------


      The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------


ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (10.8%)
 $ 115,000 Allied Waste North America, 8.875%, due 04/01/2008.......$    117,300
   200,000 AMERENENERGY Generating, Series C, 7.750%,
           due 11/01/2005...........................................     219,646
   215,000 Avon Energy Partners Holdings, 7.050%,
           due 12/11/2007, (a) Cost--$211,897; Acquired--01/14/2002.     193,733
   150,000 Calpine Corp., 8.500%, due 02/15/2011....................      66,000
   100,000 Cilcorp, Inc., 8.700%, due 10/15/2009....................     112,492
    75,000 Citizen Communications, Inc., 9.250%, due 05/15/2011.....      89,488
   150,000 Detroit Edison Co., 5.050%, due 10/01/2005...............     158,984
   265,000 Duke Energy Field Services, 5.750%, due 11/15/2006.......     264,038
   225,000 Kansas City Power & Light, 7.125%, due 12/15/2005........     250,031
   300,000 Kinder Morgan, Inc., 7.300%, due 08/15/2033..............     322,645
   260,000 Mirant Americas Generation LLC, 8.300%, due 05/01/2011...     124,800
   116,289 Mirant Mid-Atlantic, Series B, 9.125%, due 06/30/2017....      82,337
   270,000 Niagara Mohawk Power Co., 5.375%, due 10/01/2004.........     280,566
   400,000 Pinnacle West Capital Corp., 6.400%, due 04/01/2006......     407,536
   100,000 Pinnacle Partners, 8.830%, due 08/15/2004,
           (a) Cost--$100,000; Acquired--08/02/2000.................      94,376
   245,000 PSI Energy, Inc., 6.650%, due 06/15/2006.................     263,324
   375,000 Sempra Energy, Inc., 6.950%, due 12/01/2005..............     401,239
    80,000 Southern Natural Gas Co., 7.350%, due 02/15/2031.........      67,414
   360,000 Southwestern Public Service Co., Series B, 5.125%,
           due 11/01/2006...........................................     354,192
   100,000 Tennessee Gas Pipeline, 7.000%, due 10/15/2028...........      77,235
   340,000 Texas Eastern Transmission L.P., 7.000%, due 07/15/2032..     356,881
   200,000 U.S.A. Waste Services, Inc., 7.125%, due 10/01/2007......     218,542
                                                                    ------------
                                                                       4,522,799
                                                                    ------------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (0.7%)
   260,000 Celestica, Inc., 0.000% (b), due 08/01/2020..............     120,575
   100,000 EchoStar Broadband Corp., 10.375%, due 10/01/2007........     108,750
   120,000 Nortel Networks, 6.125%, due 02/15/2006..................      81,000
                                                                    ------------
                                                                         310,325
                                                                    ------------
FOOD AND KINDRED PRODUCTS (0.5%)
   100,000 Ahold Finance USA, Inc., 6.875%, due 05/01/2029..........      90,067
   130,000 Smithfield Foods, Inc., 8.000%, due 10/15/2009...........     133,250
                                                                    ------------
                                                                         223,317
                                                                    ------------
HEALTH SERVICES (0.9%)
   125,000 HEALTHSOUTH Corp., 8.500%, due 02/01/2008................     108,125
   305,000 Tenet Healthcare Corp., 6.500%, due 06/01/2012...........     276,587
                                                                    ------------
                                                                         384,712
                                                                    ------------
HOTELS, OTHER LODGING PLACES (1.3%)
   135,000 Hyatt Equities LLC, 6.875%, due 06/15/2007,
           (a) Cost--$134,709; Acquired--06/12/2002.................     134,585
    95,000 MGM Mirage, 6.875%, due 02/06/2008.......................      97,243
   105,000 Marriott International, Inc., 7.875%, due 09/15/2009.....     115,939
   100,000 Park Place Entertainment, 8.875%, due 09/15/2008.........     106,508
    90,000 Vail Resorts, Inc., 8.750%, due 05/15/2009,
           (a) Cost--$86,309; Acquired--11/16/2001..................      92,700
                                                                    ------------
                                                                         546,975
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------


INSURANCE CARRIERS (3.1%)
 $ 170,000 CNA Financial Corp., 6.500%,
           due 04/15/2005...........................................$    169,946
    30,000 Florida Windstrorm, Series MBIA, 6.850%, due 08/25/2007..      34,072
   200,000 Hartford Financial Services Group, 4.700%, due 09/01/2007 201,386 505,000 Protective Life US Funding Trust, 5.875%,
           due 08/15/2006, (a) Cost--$506,087;
           Acquired--08/06/2001 & 08/28/2001........................     546,149

   325,000 RenaissanceRe Holdings, Ltd., 7.000%, due 07/15/2008.....     343,928
                                                                    ------------
                                                                       1,295,481
                                                                    ------------
LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (1.7%)
   655,000 Georgia-Pacific Corp., 7.750%, due 11/15/2029............     537,100
   155,000 Weyerhaeuser Co., 7.375%, due 03/15/2032.................     168,630
                                                                    ------------
                                                                         705,730
                                                                    ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (2.1%)
   360,000 CIT Group Holdings, 7.750%, due 04/02/2012...............     405,016
   525,000 Tyco International Group, 6.875%, due 01/15/2029.........     467,217
                                                                    ------------
                                                                         872,233
                                                                    ------------
NON-DEPOSITORY CREDIT INSTITUTIONS (4.2%)
   170,000 Ford Motor Credit Corp., 6.000%, due 01/14/2003..........     170,065
   200,000 Gemstone Investors Ltd., 7.710%, due 10/31/2004,
           (a) Cost--$200,000; Acquired--10/25/2001.................     153,557
   215,000 Household Finance Corp., 6.375%, due 11/27/2012..........     224,858
   580,000 Household International, 7.000%, due 05/15/2012..........     636,371
   315,000 MBNA Corp., 6.250%, due 01/17/2007.......................     329,121
   225,000 National Rural Utilities, 6.000%, due 05/15/2006.........     245,643
                                                                    ------------
                                                                       1,759,615
                                                                    ------------
PERSONAL SERVICES (1.1%)
   210,000 Service Corp. International, 6.500%, due 03/15/2008......     189,000
   300,000 Service Corp. International, 7.700%, due 04/15/2009......     282,000
                                                                    ------------
                                                                         471,000
                                                                    ------------
PETROLEUM REFINING AND RELATED INDUSTRIES (0.4%)
    50,000 Norsk Hydro ASA, 8.400%, due 07/15/2004..................      54,540
   120,000 Valero Energy Corp., 7.500%, due 04/15/2032..............     121,915
                                                                    ------------
                                                                         176,455
                                                                    ------------
PIPE LINES, EXCEPT NATURAL GAS (1.2%)
   440,000 Dynegy-Roseton Danskamme, 7.670%, due 11/08/2016.........     180,675
   320,000 Northern Border Pipeline, 6.250%, due 05/01/2007,
           (a) Cost--$319,866; Acquired--04/23/2002.................     336,036
                                                                    ------------
                                                                         516,711
                                                                    ------------
PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.1%)
   155,000 News America, Inc., 7.625%, due 11/30/2028...............     158,707
   200,000 Quebecor Media, Inc., 11.125%, due 07/15/2011............     185,250
    30,000 R.H. Donnelley Financial Corp., 8.875%, due 12/15/2010,
           (a) Cost--$30,000; Acquired--11/26/2002..................      32,250
    60,000 R.H. Donnelley Financial Corp., 10.875%,
            due 12/15/2012, (a) Cost--$60,000; Acquired--11/26/2002.      65,700
                                                                    ------------
                                                                         441,907
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (4.4%)
 $ 125,000 EOP Operating LP, 8.375%, due 03/15/2006.................$    140,605
   200,000 Health Care REIT, Inc., 7.500%, due 08/15/2007...........     211,302
   225,000 Host Marriott LP, 9.500%, due 01/15/2007,
           (a) Cost--$225,000; Acquired--12/06/2001.................     229,500
   100,000 ISTAR Financial, Inc., 8.750%, due 08/15/2008............     106,541
   170,000 JDN Realty Corp., 6.800%, due 04/01/2004.................     165,864
   250,000 Liberty Property, 6.970%, due 12/11/2003.................     261,546
   300,000 Post Apartment Homes, 6.850%, due 03/16/2015.............     317,704
   165,000 Reckson Operating Partnership, 7.400%, due 03/15/2004....     172,952
   245,000 Senior Housing Trust, 8.625%, due 01/15/2012.............     242,550
                                                                    ------------
                                                                       1,848,564
                                                                    ------------
TOBACCO PRODUCTS (1.6%)
    95,000 Philip Morris Companies, Inc., 7.200%, due 02/01/2007....     105,052
   100,000 R.J. Reynolds Tobacco Holdings, Inc., 7.750%,
           due 05/15/2006...........................................     109,126
   265,000 U.S. Tobacco, 6.625%, due 07/15/2012,
           (a) Cost--$263,801; Acquired--07/10/2002.................     289,231
   175,000 Universal Corp., Series B, 7.500%, due 01/26/2004........     183,562
                                                                    ------------
                                                                         686,971
                                                                    ------------
TRANSPORTATION BY AIR (0.2%)
   132,100 Delta Air Lines, Inc., 8.540%, due 01/02/2007............      96,568
                                                                    ------------
TRANSPORTATION EQUIPMENT (1.3%)
   170,000 Dana Corp., 7.000%, due 03/15/2028.......................     119,850
   235,000 Ford Motor Co. Global Bond, 6.625%, due 10/01/2028.......     187,879
   115,000 Ford Motor Co., 7.450%, due 07/16/2031...................     100,304
   120,000 Steers-2002-3 F, 8.500%, due 03/01/2007,
           (a) Cost--$119,964; Acquired--01/31/2002.................     112,200
                                                                    ------------
                                                                         520,233
                                                                    ------------
WATER TRANSPORTATION (0.2%)
    80,000 Carnival Corp., 6.150%, due 04/15/2008...................      85,185
                                                                    ------------
WHOLESALE TRADE--NON-DURABLE GOODS (1.6%)
   250,000 Bergen Brunwsig Corp., 7.375%, due 01/15/2003............     250,313
   310,000 DIMON, Inc., 9.625%, due 10/15/2011......................     329,375
    80,000 Terra Capital, Inc., 12.875%, due 10/15/2008.............      86,400
                                                                    ------------
                                                                         666,088
                                                                    ------------
           TOTAL CORPORATE BONDS (COST $23,251,569).................  23,698,253
                                                                    ------------
INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) (1.2%)
   125,000 Murrin Murrin Holdings, 9.375%, due 08/31/2007 (c).......      30,625
   450,000 PanAmerican Beverage, Inc., 8.125%, due 04/01/2003.......     452,964
                                                                    ------------
           TOTAL INTERNATIONAL/YANKEE (COST $558,365)...............     483,589
                                                                    ------------
MUNICIPAL BONDS (5.1%)
   435,000 Atlantic City, New Jersey Board of Education,
           5.800%, due 07/15/2020...................................     441,347
   195,000 California County, 7.500%, due 06/01/2019................     193,286
   145,000 Decatur Texas Housing Authority,
           Housing Revenue, 7.750%, due 09/01/2009..................     155,291
   130,000 Education Enhancement Funding Corp.,
           6.720%, due 06/01/2025...................................     130,784
   505,000 North Carolina Eastern Municipal Power Agency Revenue,
           7.050%, due 01/01/2007...................................     561,429


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------


 $ 260,000 Reeves County Texas Certificate of Participation,
           7.250%, due 06/01/2011...................................$    276,422
   205,000 Tobacco Settlement Fin. Corp., 5.920%, due 06/01/2012....     208,827
   186,007 Tobacco Settlement Fin. Corp., 6.360%, due 05/15/2025....     186,198
                                                                    ------------
           TOTAL MUNICIPAL BONDS (COST $2,046,229)..................   2,153,584
                                                                    ------------
ASSET BACKED SECURITIES (8.7%)
   135,333 Bear Stearns Commercial Mortgage Securities, Inc.,
           99-C1 A1, 5.910%, due 05/14/2008.........................     145,894
   500,000 Centex Home Equity, 2001-C A4, 5.390%, due 02/25/2030....     518,490
   230,000 Centex Home Equity, 2001-A A6, 6.250%, due 04/25/2031....     246,254
   129,554 Chase Funding Mortgage Loan, 99-2 IA2, 6.860%,
           due 12/26/2024...........................................     131,464
   225,000 Chase Funding Mortgage Loan, 2001-3 1A4, 5.602%,
           due 05/25/2027...........................................     235,376
   500,000 Contimortgage Home Equity Loan Trust, 98-2 A7, 6.570%,
           due 03/15/2023...........................................     528,376
   305,000 CS First Boston Mortgage Securities Corp., 2002-9 2A3,
           6.580%, due 03/25/2032...................................     316,736
    75,000 CS First Boston Mortgage Securities Corp., 2000-1,
           7.545%, due 04/15/2062...................................      89,103
   114,401 CMAT 1999-C1 A1, 6.250%, due 01/17/2032..................     123,459
    32,447 DLJ Commercial Mortgage Corp., #1999CG, 7.120%,
           due 10/10/2032...........................................      35,985
   135,000 Equity One Abs, Inc., 2002-1 AF2, 5.523%, due 08/01/2032.     141,869
    29,625 First Union Chase Commercial Mortgage, 99-C2 A1,
           6.363%, due 06/15/2008...................................      31,764
   113,554 First Union Lehman Brothers Commercial Mortgage Trust,
           97-C2 A2, 6.600%, due 05/18/2007.........................     120,486
   237,602 GMAC Commercial Mortgage Securities, Inc., 99-C1 A1,
           5.830%, due 05/15/2033...................................     255,046
    40,753 GMAC Commercial Mortgage Securities, Inc., 99-C2,
           6.570%, due 09/15/2033...................................      44,418
    95,000 Residential Asset Mortgage Products, Inc., 2002-RZ3 A4,
           4.730%, due 11/25/2010...................................      96,918
   300,000 Residential Asset Mortgage Products, Inc., 2001-RZ4 A4,
           5.200%, due 03/25/2030...................................     313,321
   120,000 Residential Asset Securities Corporation, 2001-KS3 AI3,
           5.180%, due 07/25/2027...................................     122,637
   145,000 Residential Asset Securities Trust, 2002-A4 A3,
           6.750%, due 05/25/2032...................................     149,374
                                                                    ------------
           TOTAL ASSET BACKED SECURITIES (COST $3,497,203)..........   3,646,970
                                                                    ------------
COLLATERIZED MORTGAGE OBLIGATIONS (7.9%)
    87,904 Bank of America Mortgage Securities, 01-7A1,
           6.750%, due 07/25/2031...................................      89,233
   142,635 Bank of America Mortgage Securities, 01-81A1, 6.750%,
           due 08/25/2031...........................................     144,681
    40,041 Countrywide Home Loans, 2001-11 A2, 6.500%,
           due 07/25/2031...........................................      40,620
   290,000 Deutsche Mortgage and Asset Receiving Corp.,
           1998-C1 A2, 6.538%, due 06/15/2031.......................     318,797
   474,124 Fannie Mae, 2001-68 A, 6.000%, due 07/25/2029............     488,636
   285,000 Freddie Mac, 2410 PB, 6.500%, due 02/15/2026.............     295,801
   160,000 Freddie Mac, 2435 HC, 6.250%, due 05/15/2027.............     167,154
   185,000 Freddie Mac, 2422 CD, 6.000%, due 02/01/2032.............     192,125
   395,000 Freddie Mac, 2412 PQ, 6.500%, due 03/01/2032.............     408,605
   136,476 Paine Webber Mortgage Acceptance Corp., 99-4 2B1,
           6.265%, due 01/28/2009...................................     139,835
    27,182 PNC Mortgage Securities Corp., 6.250%, due 02/25/2029....      27,346
   495,000 Residential Asset Mortgage Products, Inc., 2001-RZ3 A4,
           6.130%, due 03/25/2030...................................     507,237
   450,000 Vende Mortgage Trust, 01-2 D, 6.750%, due 09/15/2019.....     466,270
    14,562 Wells Fargo Mortgage Backed Securities Trust,
           2001-17 A8, 6.750%, due 08/25/2031.......................      14,612
                                                                    ------------
           TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
           (COST $3,230,226)........................................   3,300,952
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (12.6%)
  $ 52,856 Federal Home Loan Mortgage Corp., #G00479, 9.000%, due 04/01/2025........................................    $   59,009
   135,000 Federal Home Loan Mortgage Corp., #002489, 6.000%, due 01/15/2026........................................       141,309
   165,000 Federal Home Loan Mortgage Corp., #2478EF, 6.000%, due 03/15/2026........................................       173,334
   213,233 Federal Home Loan Mortgage Corp., #G00943, 6.000%, due 07/01/2028........................................       221,557
    15,912 Federal Home Loan Mortgage Corp., #C00712, 6.500%, due 02/01/2029........................................        16,602
   330,016 Federal Home Loan Mortgage Corp., #C50964, 6.500%, due 05/01/2031........................................       344,122
 1,793,653 Federal Home Loan Mortgage Corp., #009441, 6.500%, due 09/01/2031........................................     1,870,324
   133,556 Federal Home Loan Mortgage Corp., #C60697, 6.000%, due 11/01/2031........................................       138,382
   425,905 Federal National Mortgage Assn., #253845, 6.000%, due 06/01/2016.........................................       446,110
   391,019 Federal National Mortgage Assn., #545449, 6.500%, due 02/01/2017.........................................       413,653
   381,481 Federal National Mortgage Assn., #645649, 6.000%, due 06/01/2017.........................................       399,431
    28,987 Federal National Mortgage Assn., #349410, 7.000%, due 08/01/2026.........................................        30,636
     7,112 Federal National Mortgage Assn., #062289, 5.982%, due 03/01/2028.........................................         7,406
   246,106 Federal National Mortgage Assn., #609583, 6.000%, due 11/01/2031.........................................       254,925
     1,127 Government National Mortgage Assn., #051699, 15.000%, due 07/15/2011.....................................         1,396
    11,727 Government National Mortgage Assn., #354859, 9.000%, due 07/15/2024......................................        13,054
   750,000 U.S. Treasury Note, 3.000%, due 11/15/2007...............................................................       759,258
                                                                                                                        ----------
           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $5,196,679)...........................................     5,290,508
                                                                                                                        ----------

SHORT-TERM INVESTMENTS (10.1%)
   649,000 Nations Treasury Reserve.................................................................................       649,000
 2,096,000 Aim Government Tax Advantage.............................................................................     2,096,000
 1,520,240 Barclays Capital Markets Repurchase Agreement, US Agency, 1.250%, due 01/02/2003 (d).....................     1,520,240
                                                                                                                        ----------
           TOTAL SHORT-TERM INVESTMENTS (COST $4,265,240)...........................................................     4,265,240
                                                                                                                        ----------
           TOTAL INVESTMENTS (COST $42,045,511) (102.1%)............................................................    42,839,096
                                                                                                                        ----------
           Liabilities, less other assets (-2.1%)...................................................................      (882,156)
                                                                                                                        ----------
           TOTAL NET ASSETS (100.0%)................................................................................   $41,956,940
                                                                                                                        ----------


--------------------------------------------------------------------------------
(a)  Restricted under Rule 144A of the Securities Act of 1933.
(b)  Zero Coupon--Bonds that make no interest payments.
(c)  Security in default.
(d)  Securities lending collateral (note 2).


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
GOVERNMENT SECURITIES PORTFOLIO

================================================================================
PORTFOLIO MANAGERS' REVIEW (UNAUDITED)

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARK?
   The Government Securities Portfolio posted a return of 9.33% for the year ended December 31, 2002. The benchmarks, the Lehman Brothers Government Index and the Lehman Brothers Mortgage Back Securities ("MBS") Index, returned 11.50% and 8.74%, respectively.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE PORTFOLIO AND ITS BENCHMARK?
   The variance can be explained by the relatively high amount of cash, nearly 9% at year-end, which was maintained in the Portfolio.

WHICH PORTFOLIO HOLDINGS ENHANCED THE PORTFOLIO'S PERFORMANCE?
   The two sectors that contributed the most to the Portfolio's performance, that were held throughout the year, were the mortgage pass throughs and government agencies. The two best performing sectors, purchased throughout the year, were the asset backed and treasury markets.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?
   The only securities to post negative returns during the year were a Sprint Communications, Inc. bond and the purchase and subsequent sale of some five-year Treasuries.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?
   Will the party last? It appears many corporate names have come very far, very fast. Although corporate bonds did not deserve the doomsday valuations they received in October, it remains to be seen if they will hold the valuations they are currently approaching. Credit fundamentals have not improved materially, but are making progress. We expect credit fundamentals and the economy to support tighter credit spreads by the end of the year. The uncertainty of the Iraq conflict will present near-term resistance, but sequentially better corporate earnings provide support. A general rise in interest rates will only come from a continued economic rebound, which would also drive credit spreads tighter. We anticipate positive fixed income returns in 2003, but hope to live in less interesting times.

Gregory J. Hahn, CFA
Chief Investment Officer
Conseco Capital Management Inc.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE GOVERNMENT SECURITIES PORTFOLIO, THE LEHMAN BROTHERS GOVERNMENT INDEX AND
THE LEHMAN BROTHERS MBSINDEX

[Data below represents line chart in the printed piece]

            GOVERNMENT SECURITIES   LEHMAN BROTHERS     LEHMAN BROTHERS
DATE             PORTFOLIO          GOVERNMENT INDEX       MBS INDEX
--------------------------------------------------------------------------------
12/31/92           10000                 10000              10000
12/31/93           10915.2               10684.7            11064.5
12/31/94           10609.5               10513              10690.3
12/31/95           12453                 12278.9            12651.3
12/31/96           12789.2               12936.6            13000.8
12/31/97           13849.1               14163.7            14246
12/31/98           14833.4               15150.3            15649.4
12/31/99           14463.7               15430.7            15297.9
12/31/00           16160.8               17153.8            17324.3
12/31/01           17150.4               18563.3            18578.2
12/31/02           18750.7               20186.3            20714.6

-----------------------------------
    Average Annual Total Return
-----------------------------------
 1 Year      5 Years     10 Years
-----------------------------------
  9.33%       6.25%        6.49%
-----------------------------------

Past performance is not predictive of future performance. Performance does not include separate account expenses. Performance does not reflect the deduction of taxes that a contractholder would pay on portfolio distributions or the redemptions of portfolio shares.

CONSECO SERIES TRUST

GOVERNMENT SECURITIES PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------


CORPORATE BONDS (23.6%)

CHEMICALS AND ALLIED PRODUCTS (0.4%)
 $ 150,000 Union Carbide Corp., 6.250%, due 06/15/2003..............$    151,472
                                                                    ------------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (0.4%)
   150,000 Verizon Wireless, Inc., 5.375%, due 12/15/2006,
           (a) Cost--$145,289; Acquired--03/15/2002.................    156,870
                                                                    ------------
DEPOSITORY INSTITUTIONS (2.1%)
   300,000 Bank of Hawaii, 6.875%, due 06/01/2003...................     305,872
   150,000 Nationsbank Corp., 6.500%, due 08/15/2003................     154,481
   150,000 Wachovia Corp., 6.925%, due 10/15/2003...................     156,184
    21,102 Bank of America Mortgage Securities, 6.500%,
           due 6/25/2031............................................      21,381
   225,000 Chase Funding Mortgage Loan Asset-Backed CTFS,
           5.602%, due 5/25/2007....................................     235,376
                                                                    ------------
                                                                         873,294
                                                                    ------------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (2.2%)
   200,000 Detroit Edison Co., 5.050%, due 10/01/2005...............     211,979
   140,000 Progress Energy, Inc., 6.550%, due 03/01/2004............     145,554
   175,000 Sempra Energy, Inc., 6.950%, due 12/01/2005..............     187,245
   195,000 Southwestern Public Service Co., 5.125%, due 11/01/2006..     191,854
   175,000 Texas Eastern Transmission L.P., 5.250%, due 07/15/2007..     179,920
                                                                    ------------
                                                                         916,552
                                                                    ------------
INSURANCE CARRIERS (1.5%)
   180,000 Hartford Financial Services Group, 4.700%,
           due 09/01/2007...........................................     181,247
    95,000 MGIC Investment Corp., 6.000%, due 03/15/2007............     102,051
   300,000 Protective Life US Funding Trust, 5.875%, due 08/15/2006,
           (a) Cost--$301,385; Acquired--08/06/2001 & 08/28/2001....     324,445
                                                                    ------------
                                                                         607,743
                                                                    ------------
NON-DEPOSITORY CREDIT INSTITUTIONS (15.6%)
   170,000 Countrywide Home Loan, 5.500%, due 02/01/2007............     180,663
   250,000 Federal Farm Credit Union, 6.000%, due 06/14/2012........     269,071
   500,000 Federal Home Loan Bank, 6.050%, due 03/12/2012...........     523,235
   150,000 Fannie Mae, 6.000%, due 02/23/2009.......................     156,807
   650,000 Fannie Mae, 6.040%, due 02/25/2009.......................     679,903
   500,000 Fannie Mae, 6.200%, due 04/01/2009.......................     525,415
   241,574 Fannie Mae #320582, 6.500%, due 01/01/2011...............     256,578
   500,000 Fannie Mae, 6.375%, due 01/12/2011.......................     521,120
   372,178 Fannie Mae #336290, 6.500%, due 04/01/2011...............     395,180
   770,000 Fannie Mae, 6.500%, due 04/05/2012.......................     813,786
   150,000 Fannie Mae, 1998-42 PE, 6.500%, due 09/18/2022...........     153,171
    28,181 Fannie Mae, 7.000%, due 03/01/2026.......................      29,826
    33,182 Fannie Mae 6.0 30 YR, 6.000%, due 11/01/2031.............      34,371
   535,931 Fannie Mae Pool #253845, 6.000%, due 06/01/2016..........     561,355
   491,566 Fannie Mae Pool #545449, 6.500%, due 02/01/2017..........     520,021
   485,740 Fannie Mae Pool #645649, 6.000%, due 06/01/2017..........     508,595
   167,477 Fannie Mae Pool #535837, 6.000%, due 04/01/2031..........     173,479
   190,000 Ford Motor Credit Corp., 6.000%, due 01/14/2003..........     190,073
                                                                    ------------
                                                                       6,492,649
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

GOVERNMENT SECURITIES PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.8%)
 $ 150,000 EOP Operating LP., 7.375%, due 11/15/2003................$    156,109
   150,000 Equity Residential Properties Trust, 7.500%,
           due 04/15/2004...........................................     158,469
                                                                    ------------
                                                                         314,578
                                                                    ------------
TOBACCO PRODUCTS (0.7%)
   130,000 Philip Morris Companies, Inc., 7.200%, due 02/01/2007....     143,756
    80,000 R.J. Reynolds Tobacco Holdings, Inc., 7.750%,
           due 05/15/2006...........................................      87,300
    75,000 Universal Corp., Series B, 7.500%, due 01/26/2004........      78,669
                                                                    ------------
                                                                         309,725
                                                                    ------------
           TOTAL CORPORATE BONDS (COST $9,496,346)..................   9,822,883
                                                                    ------------
MUNICIPAL BONDS (1.1%)
   280,000 Alaska Industrial Development & Export Auth., 6.625%,
           due 05/01/2006...........................................     305,528
   150,000 Tobacco Settlement Fin. Corp., 5.920%, due 06/01/2012....     152,801
                                                                    ------------
           TOTAL MUNICIPAL BONDS (COST $429,312)....................     458,329
                                                                    ------------
ASSET BACKED SECURITIES (25.3%)
    33,833 Bear Stearns Commercial Mortgage Securities, Inc.,
           5.910%, due 05/14/2008. .................................      36,473
 1,500,000 Bear Stearns Asset Backed Securities, Inc., 6.390%,
           due 12/25/2034...........................................   1,594,514
   285,000 Countrywide, 2002-S1 A5, 5.960%, due 11/25/2016..........     299,614
    50,000 Centex Home Equity, 2001-A A4, 6.470%, due 07/25/2029....      53,036
   465,188 Chase Mortgage Finance Corp., 6.641%, due 03/28/2025.....     470,133
   122,028 CMAT 1999-C1 A1, 6.250%, due 01/17/2032..................     131,690
   350,000 CS First Boston Mortgage Securities Corp., 2202-10 1A3,
           6.530%, due 06/25/2032...................................     360,515
   300,000 CS First Boston Mortgage Securities Corp., 2202-9 2A3,
           6.580%, due 03/25/2032...................................     311,544
   500,000 CS First Boston Mortgage Securities Corp., 2202-19 2A3,
           6.020%, due 07/25/2032...................................     526,048
    75,000 CS First Boston Mortgage Securities Corp., #2000C1,
           7.545%, due 04/15/2062...................................      89,103
    89,230 DLJ Commerical Mortgage Corp., #1999CG, 7.120%,
           due 10/10/2032...........................................      98,959
 1,059,291 GE Capital Mortgage Services, Inc., 99-HE3 A4, 7.460%,
           due 07/25/2025...........................................   1,086,112
    43,664 GMAC Commercial Mortgage Securities, #1999C2, 6.570%,
           due 09/15/2033...........................................      47,591
   500,000 GMACM, 01-HE4 A5, 5.680%, due 04/25/2027.................     525,429
   250,000 GNR 2002-50 PB, 6.000%, due 06/20/2027...................     265,794
    60,000 Irwin Home Equity, 6.740%, due 10/25/2018................      62,171
    70,000 MBNA Credit Card Master Note, 6.800%, due 07/15/2014.....      74,381
   545,131 JPMC 2000-C9 A1, 7.590%, due 10/15/2032..................     602,946
   268,807 Residential Asset Securities Corp., 99-KS2 A19,
           7.150%, due 07/25/2030...................................     290,395
    70,000 Residential Asset Securities Trust, 02-A4 A3,
           6.750%, due 05/25/2035...................................      72,112
   750,000 Residential Asset Securities Trust, 02-A5 A3,
           6.480%, due 05/25/2035...................................     772,535
   300,000 Residential Asset Securitization Corp., 00-KS3 A16,
           7.810%, due 07/25/2031...................................     331,942
   105,000 Residential Asset Securitization Corp., 01-KS3 A13,
           5.180%, due 07/25/2027...................................     107,307
 1,405,000 Residential Asset Securitization Corp., 01-KS2 A13,
           5.751%, due 03/25/2027...................................   1,435,691
   300,000 The Money Store Home Equity Trust, 98-B,
           6.335%, due 08/15/2039...................................     321,497
   500,000 Salomon Borthers Mortgage Sec., 6.168%, due 02/13/2010...     555,383
     9,708 Wells Fargo Mortgage Backed Securities Trust, 6.750%,
           due 8/25/2031............................................       9,741
                                                                    ------------
           TOTAL ASSET BACKED SECURITIES (COST $10,248,893).........  10,532,656
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

GOVERNMENT SECURITIES PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------


COLLATERALIZED MORTGAGE OBLIGATIONS (1.3%)
  $ 70,741 Fanniemae Grantor Trust, 99-T2 A1, 7.500%,
           due 01/19/2039...........................................$     79,565
   100,000 Freddie Mac 04-PD, 6.000%, due 05/15/2021................     102,536
   100,000 Freddie Mac 2422-CD, 6.000%, due 02/01/2032..............     103,851
    45,462 Housing Securities, Inc., 94-2 A1, 6.500%,
           due 07/25/2009...........................................      46,717
    24,053 PNC Mortgage Securities Corp., 99-1 1A2, 6.250%,
           due 02/25/2029...........................................      24,198
    85,000 Residential Asset Mortgage Products, Inc., 4.730%,
           due 11/25/2010...........................................      86,716
    50,000 Residential Asset Mortgage Products, Inc., 5.200%,
           due 03/25/2030...........................................      52,220
    50,000 Residential Asset Mortgage Products, Inc., 6.130%,
           due 03/25/2030...........................................      51,236
                                                                    ------------
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $522,430)     547,039
                                                                    ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (40.8%)
   100,000 Federal Home Loan Bank, 5.275%, due 11/20/2003...........     103,504
    25,776 Federal Home Loan Mortgage Corp., Gold., #D66012,
           7.000%, due 11/01/2025...................................      27,263
   500,000 Federal Home Loan Mortgage Corp., #002489, 6.000%,
           due 01/15/2026...........................................     523,366
   235,000 Federal Home Loan Mortgage Corp., #2478EF, 6.000%,
           due 03/15/2026...........................................     246,870
   195,053 Federal Home Loan Mortgage Corp., #C28063, 6.500%,
           due 07/01/2029...........................................     203,411
   407,537 Federal Home Loan Mortgage Corp., #C01186, 6.000%,
           due 06/01/2031...........................................     422,263
   691,001 Federal Home Loan Mortgage Corp., #C01184, 6.500%,
           due 06/01/2031...........................................     720,538
    16,729 FGCI Gold, #E00441, 7.500%, due 07/01/2011...............      17,860
    18,871 FG Gold, #W10002, 6.775%, due 11/01/2003.................      19,560
   101,333 FGLMC Gold, #C29168 6.500%, due 07/01/2029...............     105,676
   226,772 FGLMC Gold, #C01131, 6.500%, due 01/01/2031..............     236,486
   221,293 FGLMC Pool, 6.500%, due 02/01/2031.......................     230,772
     1,188 Government National Mortgage Assn., #044522, 13.000%,
           due 03/15/2011...........................................       1,422
     4,106 Government National Mortgage Assn., #119896, 13.000%,
           due 11/15/2014...........................................       4,974
   208,966 Government National Mortgage Assn., 98-19 A, 6.500%,
           due 10/20/2020...........................................     214,288
   161,603 Government National Mortgage Assn., #408675, 7.500%,
           due 01/15/2026...........................................     173,112
 7,035,000 U.S. Treasury Bond, 3.000%, due 11/15/2007...............   7,121,840
 5,130,000 U.S. Treasury Bond, 4.000%, due 11/15/2012...............   5,204,149
 1,329,000 U.S. Treasury Bond, 5.375%, due 02/15/2031...............   1,449,233
                                                                    ------------
           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
           (COST $16,770,252).......................................  17,026,587
                                                                    ------------
VARIABLE RATE BONDS (2.4%)
   500,000 HBOS Treasury Services, PLC, 1.450%, due 07/19/2004 (b)..     500,148
   500,000 Toyota Motor Credit Corp., 1.490%, due 07/19/2005 (b)....     500,269
                                                                    ------------
           TOTAL VARIABLE RATE BONDS (COST $1,000,417)..............   1,000,417
                                                                    ------------
SHORT-TERM INVESTMENTS (32.8%)
 1,341,000 Nations Treasury Reserve.................................   1,341,000
 2,150,000 Aim Government Tax Advantage.............................   2,150,000
 5,177,645 Barclays Capital Markets Repurchase Agreement,
           US Agency, 1.250%, due 01/02/2003 (b)....................   5,177,645
 5,006,060 Reserve Primary Fund (b).................................   5,006,060
                                                                    ------------
           TOTAL SHORT-TERM INVESTMENTS (COST $13,674,705)..........  13,674,705
                                                                    ------------

           TOTAL INVESTMENTS (COST $52,142,355) (127.3%)............  53,062,616
                                                                    ------------
           Liabilities, less other assets (-27.3%).................. (11,386,736)
                                                                    ------------
           TOTAL NET ASSETS (100.0%)................................ $41,675,880
                                                                    ============

--------------------------------------------------------------------------------
(a) Restricted under Rule 144A of the Securities Act of 1933.
(b) Securities lending collateral (note 2).


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
MONEY MARKET PORTFOLIO

================================================================================
PORTFOLIO MANAGER'S REVIEW (UNAUDITED)

   Last year was a period of historically low yields coupled with conflicting market data concerning the economy's recovery. The sentiment in first quarter 2002 was bias towards a tightening by the Federal Reserve. This was a result of a strong fourth quarter in 2001. Market perceptions shifted mid-year as accounting irregularities and the restatement of earnings by companies caused consumer confidence to dip.

   The year 2002 was plagued by downgrades as many issuers lost their Tier-1 ratings. While some borrowers were forced to reduce their outstanding commercial paper as a result of downgrades, others like General Electric Corp. were pressured to reduce their reliance on short-term debt and increase their back-up facilities.

   In November, the Federal Reserve cut the overnight rate by 50 basis points bringing it to a 40 year low of 1.25%. The lowest interest rates in decades motivated many companies to issue bonds and reduce their commercial paper balances. Tier-1 corporate com- mercial paper outstanding began 2002 at $524 billion and ended the year at $483 billion, down 8.5%.

   Issuance of commercial paper in 2002 was focused in the 30 day range instead of the normal 30 to 90 day average. This trend should continue in early 2003 as extending out the short-term curve offers a very minimal yield pick-up.

   We expect the Federal Reserve to remain neutral during the first half of this year, as geopolitical risks weigh heavily on the economy. Commercial paper continues to be our primary investment given the yield advantage over other money market instruments. We maintain our allocation to taxable municipal floating rate bonds that provide diversification.

Gregory J. Hahn, CFA
Chief Investment Officer
Conseco Capital Management, Inc.

CONSECO SERIES TRUST

MONEY MARKET PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------


CORPORATE BONDS (3.3%)
 $ 580,000 CUNAT Capital Corp., 1.650%, due 12/01/2025 (a)
           (Putable at $100 and rate reset effective 01/30/2003)....$    580,000
   500,000 Dallas Theological, 1.550%, due 03/01/2033 (a)
           (Putable at $100 and rate reset effective 01/07/2003)....     500,000
 1,050,000 Golden Oval Eggs, 1.550%, due 07/01/2015 (a)
           (Putable at $100 and rate reset effective 02/13/2003)....   1,050,000
 1,000,000 Rykoff-Sexton Inc., 1.600%, due 12/01/2026 (a)
           (Putable at $100 and rate reset effective 01/01/2003)....   1,000,000
                                                                    ------------
           TOTAL CORPORATE BONDS (COST $3,130,000)..................   3,130,000
                                                                    ------------
MUNICIPAL BONDS (9.8%)

 1,400,000 California Housing Financial Agency, 1.440%,
           due 08/01/2029 (a) (Putable at $100 and rate reset
           effective 01/08/2003)  ..................................   1,400,000
   935,000 Indiana Development Financial Authority, 2.485%,
           due 05/01/2021 (a) (Putable at $100 and rate reset
           effective 01/07/2003)....................................     935,000
   700,000 Kent County MI Tax, 1.450%, due 03/01/2004 (a)
           (Putable at $100 and rate reset effective 01/09/2003)....     700,000
 1,900,000 Philadelphia Authority for Industry, 1.550%,
           due 07/01/2010 (a) (Putable at $100 and rate reset
           effective 01/30/2003)....................................   1,900,000
   970,000 St. Francis Healthcare Hawaii, 2.190%, due 08/01/2012
           (a) (Putable at $100 and rate reset effective 01/08/2003) 970,000 2,000,000 Student Loan Finance Association Washington Education,
           1.550%, due 12/01/2036 (a) (Putable at $100 and rate
           reset effective 01/30/2003)..............................   2,000,000
   895,000 Virginia State Housing Development Auth., 1.450%,
           due 01/01/2047 (a) (Putable at $100 and rate reset
           effective 01/08/2003)....................................     895,000
   560,000 Virginia State Housing Development Auth.,  1.450%,
           due 01/01/2047 (a) (Putable at $100 and rate reset
           effective 01/08/2003)....................................     560,000
                                                                    ------------
           TOTAL MUNICIPAL BONDS (COST $9,360,000)..................   9,360,000
                                                                    ------------
COMMERCIAL PAPER (42.7%)

CHEMICALS AND ALLIED PRODUCTS (1.6%)
 1,500,000 Merck & Co., Inc., 1.300%, due 01/31/2003................   1,498,375
                                                                    ------------
CONSTRUCTION SPECIAL TRADE (1.6%)
 1,500,000 AES Shady Point, Inc., 1.380%, due 01/16/2003............   1,499,138
                                                                    ------------
DEPOSITORY INSTITUTIONS (13.7%)
 2,500,000 BNP Paribas Finance, Inc., 1.310%, due 01/13/2003........   2,498,908
 2,000,000 Bank of Nova Scotia, 1.310%, due 01/10/2003..............   1,999,345
 1,590,000 Golden Funding Corp., 1.380%, due 02/13/2003.............   1,587,379
 1,500,000 Marsh & McClennan Co., 1.310%, due 01/13/2003............   1,499,345
 2,500,000 Montauk Funding Corp., 1.340%, due 01/13/2003............   2,498,883
 1,500,000 New York Life Capital Corp., 1.310%, due 02/05/2003......   1,498,090
 1,500,000 Rabobank Nederland, 1.310%, due 01/21/2003...............   1,498,909
                                                                    ------------
                                                                      13,080,859
                                                                    ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (2.6%)
 2,500,000 Abbott Labs, 1.290%, due 01/28/2003......................   2,497,616
                                                                    ------------
FOOD AND KINDRED PRODUCTS (4.5%)
 2,500,000 Kraft Foods, 1.270%, due 01/21/2003......................   2,498,236
 1,900,000 Unilever Capital Corp., 1.310%, due 01/24/2003...........   1,898,410
                                                                    ------------
                                                                       4,396,646
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

MONEY MARKET PORTFOLIO
Schedule of Investments

DECEMBER 31, 2002

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------


NON-DEPOSITORY CREDIT INSTITUTIONS (9.4%)
$1,500,000 Aegon Funding, 1.340%, due 02/19/2003.................... $ 1,497,264
 1,500,000 Fountain Square Comm Funding, 1.360%, due 01/22/2003.....   1,498,810
 2,000,000 Old Slip Funding Corp., 1.350%, due 01/02/2003...........   1,999,925
 2,500,000 Quincy Capital Corp., 1.350%, due 01/16/2003.............   2,498,594
 1,500,000 Sheffield Receivable, 1.360%, due 01/02/2003.............   1,499,943
                                                                    ------------
                                                                       8,994,536
                                                                    ------------
SECURITY AND COMMODITY BROKERS (2.6%)
 2,500,000 Merrill Lynch & Co., Inc., 1.300%, due 01/14/2003........   2,498,826
                                                                    ------------
TRANSPORTATION BY AIR (1.6%)
 1,500,000 Kitty Hawk Funding, 1.370%, due 01/10/2003...............   1,499,486
                                                                    ------------
TRANSPORTATION EQUIPMENT (5.2%)
 2,500,000 General Dynamics Corp., 1.270%, due 01/08/2003...........   2,499,383
 2,500,000 Metlife Funding, Inc., 1.270%, due 01/10/2003............   2,499,206
                                                                    ------------
                                                                       4,998,589
                                                                    ------------
          TOTAL COMMERCIAL PAPER (COST $40,964,071).................  40,964,071
                                                                    ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (10.5%)
 1,800,000 Fannie Mae, 1.280%, due 01/15/2003.......................   1,799,104
 2,000,000 Federal Home Loan Bank, 1.270%, due 01/17/2003...........   1,998,871
   800,000 Federal Home Loan Mortgage Corp., 1.280%,
           due 01/29/2003...........................................     799,204
 3,490,000 Federal Home Loan Mortgage Corp., 1.280%, due 01/21/2003.   3,487,510
 2,000,000 Federal National Mortgage Association, 1.270%,
           due 01/10/2003...........................................   1,999,364
                                                                    ------------
           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
           (COST $10,084,053).......................................  10,084,053
                                                                    ------------
SHORT-TERM INVESTMENTS (10.0%)
 4,784,000 Nations Treasury Reserve.................................   4,784,000
 4,784,000 Aim Government Tax Advantage.............................   4,784,000
                                                                    ------------
           TOTAL SHORT-TERM INVESTMENTS (COST $9,568,000)...........   9,568,000
                                                                    ------------
           TOTAL INVESTMENTS (COST $73,106,124) (76.3%).............  73,106,124
                                                                    ------------
           Other assets, less liabilities (23.7%)...................  22,661,058
                                                                    ------------
           TOTAL NET ASSETS (100.0%)................................ $95,767,182
                                                                    ------------

--------------------------------------------------------------------------------
(a) Variable Coupon Rate


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

(1) GENERAL
   Conseco Series Trust (the "Trust") is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), and was organized as a Massachusetts Trust effective November 15, 1982. The Trust is a "series" type of mutual fund which issues separate series of shares, each of which currently represents a separate Portfolio of investments. The Trust consists of seven series ("Portfolios") each with its own investment objective and investment policies. The Portfolios are the Conseco 20 Focus, Equity, Balanced, High Yield, Fixed Income, Government Securities and Money Market. The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the Act) to fund the benefits under variable annuity and variable life contracts.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION, TRANSACTIONS, AND RELATED INVESTMENT INCOME
   The investments in each Portfolio are valued at the close of regular trading on the New York Stock Exchange on each business day. Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on the specific identification basis. The following summarizes the investments, which carry certain restrictions as to resale from the Trust to certain qualified buyers:

Portfolio                              Cost          Value      % of Net Assets
-------------------------           ----------      ----------  ---------------
Balanced Portfolio--
  bonds                             $1,921,114      $1,896,075          4.27%
High Yield Portfolio--
  bonds                                938,067         954,118         10.37%
Fixed Income Portfolio--
  bonds                              2,761,178       2,816,464          6.71%
Government Securities
  Portfolio--bonds                     446,674         481,315          1.15%

   These securities are eligible for resale to qualified institutional buyers in transactions exempt from registration under Rule 144A of the Securities Act of 1933. In addition, Conseco Capital Management, Inc., (the "Adviser"), a wholly-owned subsidiary of Conseco, Inc. ("Conseco"), which serves as investment adviser to the Portfolios, has determined that the securities are liquid securities through a procedure approved by the Board of Trustees of the Trust (the "Trustees").

   The Trustees determined that the Money Market Portfolio will value investments at amortized cost, which is conditioned on the Trust's compliance with certain conditions contained in Rule 2a-7 of the Act. The investment adviser of the Trust continuously reviews this method of valuation and recommends changes to the Trustees, if necessary, to ensure that the Money Market Portfolio investments are valued at fair value (as determined by the Trustees in good faith).

   In all Portfolios of the Trust, except for the Money Market Portfolio, securities that are traded on stock exchanges, including the NASDAQ national market system, are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices obtained from a pricing service or brokers. Prices for fixed income securities may be obtained from an independent pricing source which uses information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees of the Trust. Debt securities with maturities of sixty (60) days or less are valued at amortized cost which approximates value.

FEDERAL INCOME TAXES
   Each Portfolio is treated as a separate taxable entity for federal income tax purposes and qualifies as a regulated investment company under subchapter M of the Internal Revenue Code. The Trust intends to distribute substantially all taxable income and net realized gains to shareholders annually, and otherwise comply with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

DIVIDENDS TO SHAREHOLDERS
   Dividends are declared and reinvested from net investment income on a daily basis in the Money Market Portfolio, on a monthly basis in the Government Securities, Fixed Income and High Yield Portfolios, on a quarterly basis in the Balanced Portfolio and on an annual basis in the Conseco 20 Focus and Equity Portfolios. Distributions of net short-term capital gains and losses were declared and reinvested as a component of net investment income prior to June 30, 1998, thereafter on an annual basis as a component of net realized gains (losses).

   Dividends to shareholders from net investment income are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid-in capital and may effect per-share allocation between net investment income and realized and unrealized gain (loss). Any taxable income or gain of the Trust remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Portfolio or Portfolios to which such gains are attributable.

SECURITIES LENDING
   The Portfolios have entered into a Securities Lending Agreement (the "Agreement") with the Bank of New York. Under terms of the Agreement, the Portfolios may lend portfolio securities to qualified institutional borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash

CONSECO SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002

================================================================================

equal to at least 102% of the market value of any loaned securities, plus accrued interest. Cash collateral is invested in short-term securities or variable rate bonds and CDs which are included in the respective Portfolio's Schedule of Investments.

   At December 31, 2002, the Equity Portfolio, Balanced Portfolio, Fixed Income Portfolio and Government Securities Portfolio had securities with a market value of $32,693,281, $2,785,066, $1,484,010 and $10,949,442, respectively, on loan
(included within Investments in securities in the Statements of Assets and Liabilities) and had received $33,620,064, $2,853,023, $1,520,240 and
$11,184,122, respectively, in collateral. Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, are included in Other income in the Statements of Operations. For the year ended December 31, 2002, this securities lending income totaled $43,810, $5,942, $6,754 and $55,211, respectively.

   The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Portfolios could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

USE OF ESTIMATES
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, and disclosure of contingent assets and liabilities as of the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
   The Adviser provides investment advice and, in general, supervises the Trust's management and investment program, furnishes office space, prepares Portfolio reports for the Trust, monitors Portfolio compliance by the Trust in its investment activities and pays compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. The Trust pays all other expenses incurred in the operation of the Trust, including fees and expenses of unaffiliated Trustees of the Trust.

   Under the Investment Advisory Agreement, the Adviser receives an investment advisory fee based on the daily net asset value at an annual rate of 0.70 percent for the Conseco 20 Focus and High Yield Portfolios, 0.65 percent for the Equity and Balanced Portfolios, 0.50 percent for the Fixed Income, Government Securities, and Money Market Portfolios. The Adviser has voluntarily reduced its advisory fee to 0.25 percent of the average daily net assets of the Money Market Portfolio. The total fees incurred for advisory services were $2,776,586 for the year ended December 31, 2002. The Adviser has entered into Subadvisory Agreements for the management of the investments in the Conseco 20 Focus Portfolio, Equity Portfolio and the equity portion of the Balanced Portfolio. The Adviser is solely responsible for the payment of all fees to the
Subadvisers. The Subadviser for the Conseco 20 Focus Portfolio is Oak Associates, Ltd. The Subadviser for the Equity Portfolio and the equity portion of the Balanced Portfolio is Chicago Equity Partners, LLP. The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse the Portfolios through April 30, 2004 to the extent that the ratio of expenses to net assets on an annual basis exceed the following:

Portfolio
--------
Conseco 20 Focus             1.15%
Equity                       1.10%
Balanced                     1.10%
High Yield                   1.15%
Fixed Income                 0.95%
Government Securities        0.95%
Money Market                 0.45%


ADMINISTRATIVE AGREEMENT
   Conseco Services, LLC, (the "Administrator") a wholly-owned subsidiary of Conseco, supervises the preparation and filing of regulatory documents required for compliance by the Portfolios with applicable laws and regulations, supervises the maintenance of books and records of the Portfolios and provides other general and administrative services. Effective May 1, 2001, the Administrator receives an annual fee, for providing these services, equal to
0.15 percent for the first $200 million of average daily net assets of the Trust; 0.10 percent of the next $300 million of average daily net assets of the Trust; and 0.08 percent of the average daily net assets in excess of $500 million of the Trust. The total fees under this Agreement for the year ended December 31, 2002 were $568,377. The Administrator has contractually agreed to waive its administration fee and/or reimburse the Portfolios through April 30, 2004 to the extent that the ratio of expenses to net assets on an annual basis exceeds the expense limitations as stated above for the investment advisory agreement. The Administrator may discontinue these contractual limits at any time after April 30, 2004.

DISTRIBUTION AGREEMENT
   Conseco Equity Sales, Inc. (the "Distributor"), a wholly-owned subsidiary of Conseco, serves as the principal underwriter for each Portfolio pursuant to an Underwriting Agreement, approved by the Trustees. The Distributor is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Portfolio will be continuously offered to life insurance company separate accounts to fund the benefits under variable annuity and variable life contracts. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes, as well as, any advertising or sales literature.

   The Trust adopted a Distribution and Service Plan pursuant to Rule 12b-1 (the "Plan"), dated May 1, 2001, for the Conseco 20 Focus, Equity, Balanced, High Yield, Fixed Income and Government Securities Portfolios in accordance with the requirements of Rule

CONSECO SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002

================================================================================

12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset based sales charges. Pursuant to the Plan, a Portfolio may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of shares of the Portfolio and for account maintenance provided to shareholders. The Plan authorizes payments to the Distributor up to 0.25 percent annually of each Portfolio's average daily net assets. The Plan provides for periodic payments by the Distributor to financial intermediaries for providing shareholder services to accounts that hold shares and for promotional and other sales related costs. The total fees incurred by the Trust for such services for the year ended December 31, 2002 were $887,653.

4. INVESTMENT TRANSACTIONS

   The aggregate cost of purchases and the aggregate proceeds from sales of long-term investments for the year ended December 31, 2002 are shown below:

                                     CONSECO                                                                           GOVERNMENT
                                    20 FOCUS           EQUITY         BALANCED         HIGH YIELD      FIXED INCOME    SECURITIES
                                    PORTFOLIO         PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO      PORTFOLIO
====================================================================================================================================
Purchases:
   U.S. Government ...........      $        --     $         --     $ 34,988,499      $        --     $ 88,326,853     $ 48,535,941
   Other .....................       10,452,605      197,960,467       67,620,590       14,391,753       90,517,332       14,899,967

Sales:
   U.S. Government ...........      $        --     $         --     $ 37,195,731      $        --     $ 94,898,206     $ 50,438,068
   Other .....................       10,351,003      252,007,500       83,000,111       15,617,801      102,076,022        6,891,306

5. FEDERAL INCOME TAXES

   The following information for the Conseco Series Trust is presented on an income tax basis as of December 31, 2002:

                                          CONSECO                                                                      GOVERNMENT
                                         20 FOCUS         EQUITY          BALANCED      HIGH YIELD    FIXED INCOME      SECURITIES
                                         PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO        PORTFOLIO
===================================================================================================================================
Cost of investments (a) ............   $  1,446,984    $186,710,864    $ 51,426,988    $  6,317,999    $ 42,130,594    $ 52,143,011
-----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ......   $        310    $  9,391,193    $  1,446,793    $    300,602    $  1,652,284    $    937,077
Gross unrealized depreciation ......       (538,025)    (13,474,565)     (6,063,240)       (680,293)       (943,782)        (17,472)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) on investments ...   $   (537,715)   $ (4,083,372)   $ (4,616,447)   $   (379,691)   $    708,502    $    919,605
===================================================================================================================================
Distributable ordinary income ......   $         --    $         --    $         --    $         --    $         --    $      3,060
Distributable long-term gains ......   $         --    $         --    $         --    $         --    $         --    $         --
-----------------------------------------------------------------------------------------------------------------------------------

(a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes by the amount of losses recognized for the financial reporting purposes in excess of federal income tax purposes.

   The tax components of dividends paid during the years ended December 31, 2002 and 2001 were as follows:

                                           CONSECO                                                                      GOVERNMENT
                                          20 FOCUS          EQUITY        BALANCED        HIGH YIELD     FIXED INCOME   SECURITIES
                                          PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO
====================================================================================================================================
Ordinary Income dividends
  December 31, 2002 ................    $         --    $    576,255    $  1,821,764    $    634,033    $  3,363,046    $  2,262,119
  December 31, 2001 ................              --       1,742,711       2,399,818         665,163       2,948,444       1,230,564
Long-term capital gain distributions
  December 31, 2002 ................    $         --    $         --    $         --    $         --    $         --    $     88,482
  December 31, 2001 ................              --              --              --              --              --              --

For corporate shareholders in the Portfolios, the percentage of dividend income distributed for the year ended December 31, 2002, which is designated as qualifying for the dividends-received deduction, is as follows (unaudited):
Equity Portfolio 96.7%, Balanced Portfolio 25.1% and High Yield Portfolio 0.7%.

CONSECO SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002

================================================================================
   As of December 31, 2002, the following Portfolios have capital loss carryforwards available to offset capital gains in the future, if any:

                                                          AMOUNT         EXPIRES
================================================================================
Conseco 20 Focus Portfolio ..................          $ 2,112,458          2009
Conseco 20 Focus Portfolio ..................            1,299,123          2010
Equity Portfolio ............................           38,855,275          2009
Equity Portfolio ............................            7,451,353          2010
Balanced Portfolio ..........................            4,850,675          2009
Balanced Portfolio ..........................            9,844,335          2010
High Yield Portfolio ........................              173,568          2009
High Yield Portfolio ........................              499,968          2010
Fixed Income Portfolio ......................            2,272,057          2010

   The Government Securities Portfolio utilized $91,248 of its capital loss carryovers to offset the realized gains during 2002.

   Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolios had post-October losses, which will be treated as arising on the first day of the fiscal year ended December 31, 2002.

                                                                         AMOUNT
================================================================================
Conseco 20 Focus Portfolio ..............................             $  395,716
Equity Portfolio ........................................              1,357,008
Balanced Portfolio ......................................                771,414
High Yield Portfolio ....................................                  9,637
Fixed Income Portfolio ..................................                 36,440

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING DURING THE YEAR OR PERIOD ENDED DECEMBER 31,

================================================================================

                                                                                                 CONSECO 20 FOCUS PORTFOLIO
                                                                                      =============================================
                                                                                           2002           2001           2000 (C)
====================================================================================================================================
Net asset value per share, beginning of period ....................................   $       4.58   $       8.48     $      10.00
   Income from investment operations:
     Net investment income (loss) .................................................          (0.03)         (0.02)            0.02
     Net realized gains (losses) and change in unrealized appreciation
       or depreciation on investments .............................................          (2.37)         (3.88)           (1.52)
-----------------------------------------------------------------------------------------------------------------------------------
       Total loss from investment operations ......................................          (2.40)         (3.90)           (1.50)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income ...........................................          --             --               (0.02)
   Distributions of net realized gains ............................................          --             --               --
-----------------------------------------------------------------------------------------------------------------------------------
       Total distributions ........................................................          --             --               (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ..........................................   $       2.18   $       4.58     $       8.48
-----------------------------------------------------------------------------------------------------------------------------------
Total return (a)(b)(d) ............................................................         (52.40%)       (46.00%)         (15.04%)
====================================================================================================================================

Ratios/supplemental data:
   Net assets (dollars in thousands), end of period ...............................   $        898      $   3,062        $   3,681
   Ratio of expenses to average net assets (b)(e):
     Before expense reimbursement .................................................           1.96%          1.10%            0.90%
     After expense reimbursement ..................................................           1.15%          1.09%            0.90%
   Ratio of net investment income (loss) to average net assets (b)(e) .............          (0.57%)        (0.34%)           0.33%
   Portfolio turnover rate (d) ....................................................         412.37%        280.48%          351.37%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2004.
(c) For the period from May 4, 2000 (commencement of operations) through December 31, 2000.
(d)  Not annualized for periods of less than one full year.
(e)  Annualized for periods of less than one full year.

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING DURING THE YEAR ENDED DECEMBER 31,

================================================================================

                                                                                         EQUITY PORTFOLIO
                                                                   ================================================================
                                                                      2002          2001          2000          1999          1998
===================================================================================================================================
Net asset value per share, beginning of period ...............     $  17.30      $  19.43      $  23.18      $  21.59      $  20.16
   Income from investment operations:
     Net investment income (loss) ............................         0.06          0.07         (0.00)(c)     (0.00)(c)      0.11
     Net realized gains (losses) and change in unrealized
       appreciation or depreciation on investments ...........        (2.38)        (2.07)         0.63         10.63          3.09
-----------------------------------------------------------------------------------------------------------------------------------
   Total income (loss) from investment operations ............        (2.32)        (2.00)         0.63         10.63          3.20
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
     Dividends from net investment income ....................        (0.06)        (0.07)        (0.00)(c)        --         (0.27)
     Distributions of net realized gains .....................           --         (0.06)        (4.38)        (9.04)        (0.48)
     Return of capital .......................................           --            --            --            --         (1.02)
-----------------------------------------------------------------------------------------------------------------------------------
       Total distributions ...................................        (0.06)        (0.13)        (4.38)        (9.04)        (1.77)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period .....................     $  14.92      $  17.30      $  19.43      $  23.18      $  21.59
-----------------------------------------------------------------------------------------------------------------------------------
Total return (a)(b) ..........................................       (13.42%)      (10.30%)        2.71%        49.28%        15.62%
===================================================================================================================================

Ratios/supplemental data:
Net assets (dollars in thousands), end of period .............     $148,881      $233,983      $309,201      $300,437      $235,001
Ratio of expenses to average net assets (b):
     Before expense reimbursement ............................         1.15%         1.02%         0.81%         0.82%         0.80%
     After expense reimbursement .............................         1.10%         1.02%         0.78%         0.77%         0.80%
   Ratio of net investment income (loss) to average net assets (b)     0.32%         0.38%        (0.02%)       (0.10%)
                                                                                                                               0.55%

   Portfolio turnover rate ...................................       101.94%       132.69%       431.14%       364.53%       317.91%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2004.
(c)  Amount calculated is less than $0.005 per share.

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING DURING THE YEAR ENDED DECEMBER 31,

================================================================================

                                                                                         BALANCED PORTFOLIO
                                                                  ==================================================================
                                                                   2002          2001          2000          1999         1998
====================================================================================================================================
Net asset value per share, beginning of period ...............    $  12.16      $  13.45      $  14.65      $  13.67      $  13.32
   Income from investment operations:
     Net investment income ...................................        0.36          0.40          0.43          0.42          0.43
     Net realized gains (losses) and change in unrealized
       appreciation or depreciation on investments ...........       (1.91)        (1.29)         0.67          3.72          0.96
------------------------------------------------------------------------------------------------------------------------------------
       Total income (loss) from investment operations ........       (1.55)        (0.89)         1.10          4.14          1.39
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
     Dividends from net investment income ....................       (0.36)        (0.40)        (0.43)        (0.42)        (0.43)
     Distributions of net realized gains .....................          --         (0.00)(c)     (1.87)        (2.74)           --
     Return of capital .......................................          --            --            --            --         (0.61)
------------------------------------------------------------------------------------------------------------------------------------
       Total distributions ...................................       (0.36)        (0.40)        (2.30)        (3.16)        (1.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period .....................    $  10.25      $  12.16      $  13.45      $  14.65      $  13.67
------------------------------------------------------------------------------------------------------------------------------------
Total return (a)(b) ..........................................      (12.87%)       (6.60%)        7.29%        30.83%        10.37%
====================================================================================================================================

Ratios/supplemental data:

   Net assets (dollars in thousands), end of period ..........    $ 44,455      $ 71,635      $ 75,355      $ 51,941      $ 45,904
   Ratio of expenses to average net assets (b):
     Before expense reimbursement ............................        1.18%         1.04%         0.83%         0.83%         0.84%
     After expense reimbursement .............................        1.10%         1.04%         0.78%         0.73%         0.75%
   Ratio of net investment income to average net assets (b)  .        3.11%         3.16%         2.77%         2.89%         3.25%
   Portfolio turnover rate ...................................      180.27%       238.63%       334.36%       343.43%       336.30%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2004.
(c)  Amount calculated is less than $0.005 per share.


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING DURING THE YEAR OR PERIOD ENDED DECEMBER 31,

================================================================================

                                                                                                   HIGH YIELD PORTFOLIO
                                                                                        ============================================
                                                                                        2002               2001              2000(C)
====================================================================================================================================
Net asset value per share, beginning of period ............................            $ 9.28             $10.07             $10.00
   Income from investment operations:
     Net investment income ................................................              0.86               1.10               0.24
     Net realized gains (losses) and change in unrealized appreciation
       or depreciation on investments .....................................             (0.42)             (0.78)              0.07
------------------------------------------------------------------------------------------------------------------------------------
       Total income from investment operations ............................              0.44               0.32               0.31
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income ...................................             (0.86)             (1.11)             (0.24)
   Distributions of net realized gains ....................................                --                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
       Total distributions ................................................             (0.86)             (1.11)             (0.24)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ..................................            $ 8.86             $ 9.28             $10.07
------------------------------------------------------------------------------------------------------------------------------------
Total return (a)(b)(d) ....................................................              5.47%              3.17%              3.20%
====================================================================================================================================

Ratios/supplemental data:
   Net assets (dollars in thousands), end of period ..........................         $9,202             $7,091             $4,040
   Ratio of expenses to average net assets (b)(e):
     Before expense reimbursement .........................................              1.47%              1.11%              0.90%
     After expense reimbursement ..........................................              1.15%              1.11%              0.90%
   Ratio of net investment income to average net assets (b)(e) ............              8.95%             11.12%              3.31%
   Portfolio turnover rate (d) ............................................            257.92%            232.18%              1.02%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2004.
(c) For the period from June 13, 2000 (commencement of operations) through December 31, 2000.
(d)  Not annualized for periods of less than one full year.
(e)  Annualized for periods of less than one full year.


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING DURING THE YEAR ENDED DECEMBER 31,

================================================================================

                                                                                          FIXED INCOME PORTFOLIO
                                                                    ===============================================================
                                                                      2002          2001          2000          1999         1998
===================================================================================================================================
Net asset value per share, beginning of period ...............      $  9.88       $  9.63       $  9.39       $ 10.05       $ 10.14
   Income from investment operations:
     Net investment income ...................................         0.58          0.59          0.65          0.62          0.64
     Net realized gains (losses) and change in unrealized
       appreciation or depreciation on investments ...........        (0.13)         0.25          0.24         (0.66)        (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
         Total income (loss) from investment operations ......         0.45          0.84          0.89         (0.04)         0.61
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions:
     Dividends from net investment income ....................        (0.58)        (0.59)        (0.65)        (0.62)        (0.64)
     Distributions of net realized gains .....................        (0.09)           --            --            --            --
     Return of capital .......................................           --            --            --            --         (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
         Total distributions .................................        (0.67)        (0.59)        (0.65)        (0.62)        (0.70)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period .....................      $  9.66       $  9.88       $  9.63       $  9.39       $ 10.05
------------------------------------------------------------------------------------------------------------------------------------
Total return (a)(b) ..........................................         4.68%         8.84%         9.87%        (0.44%)        6.17%
===================================================================================================================================

Ratios/supplemental data:
  Net assets (dollars in thousands), end of period ...........      $41,957       $60,649       $37,433       $28,899       $23,985
  Ratio of expenses to average net assets (b):
     Before expense reimbursement ............................         1.02%         0.91%         0.67%         0.67%         0.80%
     After expense reimbursement .............................         0.95%         0.91%         0.67%         0.67%         0.70%
   Ratio of net investment income to average net assets (b)  .         5.86%         5.96%         6.87%         6.46%         6.24%
   Portfolio turnover rate ...................................       370.92%       515.02%       280.73%       337.26%       321.09%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2004.


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING DURING THE YEAR ENDED DECEMBER 31,

================================================================================

                                                                                      GOVERNMENT SECURITIES PORTFOLIO
                                                                   ================================================================
                                                                    2002          2001          2000          1999         1998
===================================================================================================================================
Net asset value per share, beginning of period ...............      $ 11.70       $ 11.54       $ 10.96       $ 12.15       $ 12.04
   Income from investment operations:
     Net investment income ...................................         0.47          0.54          0.66          0.64          0.69
     Net realized gains (losses) and change in unrealized
       appreciation or depreciation on investments ...........         0.60          0.16          0.58         (1.19)         0.14
-----------------------------------------------------------------------------------------------------------------------------------
         Total income (loss) from investment operations ......         1.07          0.70          1.24         (0.55)         0.83
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions:
     Dividends from net investment income ....................        (0.47)        (0.54)        (0.66)        (0.64)        (0.72)
     Distributions of net realized gains .....................        (0.26)           --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
         Total distributions .................................        (0.73)        (0.54)        (0.66)        (0.64)        (0.72)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period .....................      $ 12.04       $ 11.70       $ 11.54       $ 10.96       $ 12.15
------------------------------------------------------------------------------------------------------------------------------------
Total return (a)(b) ..........................................         9.33%         6.13%        11.71%        (2.48%)        7.07%
===================================================================================================================================

Ratios/supplemental data:
  Net assets (dollars in thousands), end of period ...........      $41,676       $31,267       $18,833       $13,104       $ 7,907
  Ratio of expenses to average net assets (b):
     Before expense reimbursement ............................         0.99%         0.91%         0.66%         0.66%         0.96%
     After expense reimbursement .............................         0.95%         0.91%         0.66%         0.66%         0.70%
   Ratio of net investment income to average net assets (b)  .         3.78%         4.60%         5.89%         5.61%         5.63%
   Portfolio turnover rate ...................................       174.37%       199.41%        69.31%       168.69%        67.49%


--------------------------------------------------------------------------------
(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2004.


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING DURING THE YEAR ENDED DECEMBER 31,

================================================================================

                                                                                         MONEY MARKET PORTFOLIO
                                                                    ================================================================
                                                                      2002          2001          2000          1999          1998
====================================================================================================================================
Net asset value per share, beginning of period ...............     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
   Income from investment operations:
     Net investment income ...................................         0.01          0.04          0.06          0.05          0.05
     Net realized gains (losses) and change in unrealized
       appreciation or depreciation on investments ...........        (0.00)(c)      0.00(c)         --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
         Total income from investment operations .............         0.01          0.04          0.06          0.05          0.05
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions:
     Dividends from net investment income ....................        (0.01)        (0.04)        (0.06)        (0.05)        (0.05)
     Distributions of net realized gains .....................        (0.00)(c)        --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
         Total distributions .................................        (0.01)        (0.04)        (0.06)        (0.05)        (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period .....................     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Total return (a)(b) ..........................................         1.24%         3.97%         6.08%         4.87%         5.21%
===================================================================================================================================

Ratios/supplemental data:
  Net assets (dollars in thousands), end of period ...........     $ 95,767      $129,530      $ 96,616      $ 85,692      $ 21,218
  Ratio of expenses to average net assets (b):
     Before expense reimbursement ............................         0.73%         0.72%         0.66%         0.65%         0.54%
     After expense reimbursement .............................         0.45%         0.43%         0.41%         0.40%         0.45%
   Ratio of net investment income to average net assets (b)  .         1.23%         3.74%         5.98%         4.93%         5.08%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser and Administrator have contarctually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2004.
(c)  Amount calculated is less than $0.005 per share.



   The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS


================================================================================

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
CONSECO SERIES TRUST:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Conseco 20 Focus Portfolio, Conseco Equity Portfolio, Conseco Balanced Portfolio, Conseco High Yield Portfolio, Conseco Fixed Income Portfolio, Conseco Government Securities Portfolio and Conseco Money Market Portfolio (constituting Conseco Series Trust, hereafter referred to as the "Trust") at December 31, 2002, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 25, 2003

CONSECO SERIES TRUST


BOARD OF TRUSTEES
================================================================================

       NAME, ADDRESS                     POSITION HELD                              PRINCIPAL OCCUPATION(S)
          AND AGE                         WITH TRUST                                   DURING PAST 5 YEARS
       -------------                     ------------                                 --------------------
William P. Daves, Jr. (77)             Chairman of the Board,           Consultant to insurance and healthcare industries. Director,
11825 N. Pennsylvania St.              Trustee                          Chairman and Chief Executive Officer, FFG Insurance Co.
Carmel, IN 46032                       Since June 1993                  Chairman of the Board and Trustee of other mutual funds
                                                                        managed by the Adviser.

Maxwell E. Bublitz* (47)               President and Trustee            Chartered Financial Analyst. CEO, President and Director,
11825 N. Pennsylvania St.              Since August 1994                Adviser. Senior Vice President, Investments of Conseco, Inc.
Carmel, IN 46032                                                        President and Trustee of other mutual funds managed by the
                                                                        Adviser.

Gregory J. Hahn* (42)                  Vice President for Investments   Chartered Financial Analyst. Senior Vice President, Adviser.
11825 N. Pennsylvania St.              and Trustee                      Portfolio Manager of the fixed income portion of Balanced
Carmel, IN 46032                       Since January 2001               and Fixed Income Funds. Trustee and portfolio manager of
                                                                        other mutual funds managed by the Adviser.

Harold W. Hartley (79)                 Trustee                          Chartered Financial Analyst. Director, Ennis Business Forms,
11825 N. Pennsylvania St.              Since June 1993                  Inc. Retired, Executive Vice President, Tenneco Financial
Carmel, IN 46032                                                        Services, Inc. Trustee of other mutual funds managed by the
                                                                        Adviser.

Dr. R. Jan LeCroy (71)                 Trustee                          Director, Southwest Securities Group, Inc. Retired,
11825 N. Pennsylvania St.              Since June 1993                  President, Dallas Citizens Council. Trustee of other mutual
Carmel, IN 46032                                                        funds managed by the Adviser.

Dr. Jess H. Parrish (75)               Trustee                          Higher Education Consultant. Former President, Midland
11825 N. Pennsylvania St.              Since June 1993                  College. Trustee of other mutual funds managed by the
Carmel, IN 46032                                                        Adviser.

David N. Walthall (57)                 Trustee                          Principal, Walthall Asset Management. Former President,
11825 N. Pennsylvania St.              Since October 1998               Chief Executive Officer and Director of Lyrick Corporation.
Carmel, IN 46032                                                        Formerly, President and CEO, Heritage Media Corporation.
                                                                        Formerly, Director, Eagle National Bank. Trustee of other
                                                                        mutual funds managed by the Adviser.

---------------------------------------
* The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positons indicated with the Adviser and its affiliates.
All Trustees will serve until their successors are duly elected and qualified.

All Trustees oversee the 17 portfolios that make up the Conseco fund complex including Conseco Fund Group, Conseco Series Trust, Conseco Strategic Income Fund and Conseco StockCar Stocks Mutual Fund, Inc.

INVESTMENT ADVISER                      LEGAL COUNSEL
   Conseco Capital Management, Inc.        Kirkpatrick & Lockhart LLP
   Carmel, Indiana                         Washington, D.C.

CUSTODIAN                               INVESTMENT SUB-ADVISERS
   The Bank of New York                    Chicago Equity Partners, LLC
   New York, New York                      Chicago, IL

INDEPENDENT ACCOUNTANTS                    Oak Associates, ltd.
   PricewaterhouseCoopers LLP              Akron, OH
   Indianapolis, Indiana

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

              CONSECO SERIES TRUST IS A REGISTERED INVESTMENT COMPANY MANAGED BY
                  CONSECO CAPITAL MANAGEMENT, INC., A WHOLLY-OWNED SUBSIDIARY OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL,
             INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES AND A NATIONWIDE NETWORK OF DISTRIBUTORS, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES
                         FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS, HELPING
                   13 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.

                                                            Conseco Series Trust
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                                                CI-319 (/) 06104
                                                   (C) 2003 Conseco Series Trust

                                                                 WWW.CONSECO.COM

INSURANCE INVESTMENTS LENDING
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